UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07607

Morgan Stanley Variable Insurance Fund, Inc. (formerly The Universal Institutional Funds, Inc.)
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2017

Item 1.  Schedule of Investments.

The Company’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (94.6%)
Agency Adjustable Rate Mortgages (0.3%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.62%, 2.51%, 7/1/45	$404	$413
Federal National Mortgage Association,
Conventional Pool:
12 Month USD LIBOR + 1.59%, 2.37%, 12/1/45	187	190
		603
Agency Fixed Rate Mortgages (19.4%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.00%, 3/1/47	1,837	1,846
3.50%, 1/1/44 – 2/1/45	2,010	2,085
4.00%, 12/1/41 – 10/1/44	1,289	1,360
5.41%, 7/1/37 – 8/1/37	23	25
5.44%, 1/1/37 – 6/1/38	87	98
5.46%, 5/1/37 – 1/1/38	94	103
5.48%, 8/1/37 – 10/1/37	62	67
5.50%, 8/1/37 – 4/1/38	110	122
5.52%, 9/1/37 – 1/1/38	28	31
5.62%, 12/1/36 – 12/1/37	90	99
6.00%, 8/1/37 – 5/1/38	30	34
6.50%, 9/1/32	23	25
7.50%, 5/1/35	49	57
8.00%, 8/1/32	32	38
8.50%, 8/1/31	38	46
Federal National Mortgage Association,
Conventional Pools:
3.00%, 5/1/30 – 6/1/47	2,222	2,246
3.50%, 8/1/45 – 3/1/47	4,731	4,899
4.00%, 11/1/41 – 1/1/46	3,452	3,641
4.50%, 8/1/40 – 11/1/44	1,811	1,969
5.00%, 7/1/40	177	193
5.62%, 12/1/36	34	36
6.00%, 12/1/38	567	645
6.50%, 11/1/27 – 10/1/38	32	37
7.00%, 6/1/29 – 2/1/33	39	41
7.50%, 8/1/37	87	106
8.00%, 4/1/33	69	84
8.50%, 10/1/32	65	80
9.50%, 4/1/30	11	13
November TBA:
3.50%, 11/1/47 (a)	7,606	7,827
October TBA:
3.00%, 10/1/32 (a)	1,935	1,988
4.00%, 10/1/47 (a)	2,624	2,763
4.50%, 10/1/47 (a)	1,610	1,728
Government National Mortgage Association,
October TBA:
3.50%, 10/20/47 (a)	620	644
Various Pools:
3.50%, 11/20/40 – 7/20/46	1,167	1,214
4.00%, 7/15/44	495	523
5.48%, 9/20/37	9	10

9.00%, 1/15/25	1	1
		36,724
Asset-Backed Securities (9.1%)
2010 U-Haul S Fleet LLC,
4.90%, 10/25/23 (b)	274	274
Accredited Mortgage Loan Trust,
1 Month USD LIBOR + 0.60%, 1.84%, 4/25/34 (c)	775	750
American Homes 4 Rent Trust,
6.07%, 10/17/45 (b)	490	550
AMSR Trust,
1 Month LIBOR + 1.40%, 2.63%, 11/17/33 (b)(c)	700	707
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (b)	479	483
CAM Mortgage Trust,
4.00%, 1/15/56 (b)	50	51
CVS Pass-Through Trust,
6.04%, 12/10/28	240	272
8.35%, 7/10/31 (b)	161	210
GMAT Trust,
4.25%, 9/25/20 (b)	447	447
Green Tree Agency Advance Funding Trust I,
2.38%, 10/15/48 (b)	700	697
Invitation Homes Trust,
1 Month LIBOR + 4.00%, 5.23%, 9/17/31 (b)(c)	1,000	1,005
1 Month LIBOR + 4.75%, 5.98%, 8/17/32 (b)(c)	945	968
Labrador Aviation Finance Ltd.,
5.68%, 1/15/42 (b)	401	408
Nationstar HECM Loan Trust,
3.97%, 9/25/27 (b)(c)	600	600
4.70%, 5/25/27 (b)	800	810
5.68%, 8/25/26 (b)	450	461
6.54%, 6/25/26 (b)(c)	450	457
NovaStar Mortgage Funding Trust,
1 Month LIBOR + 1.06%, 2.30%, 12/25/33 (c)	571	577
OnDeck Asset Securitization Trust II LLC,
4.21%, 5/17/20 (b)	500	504
PNMAC GMSR Issuer Trust,
5.24%, 8/25/23 (b)(c)	260	261
1 Month USD LIBOR + 4.75%, 5.99%, 2/25/50 (b)(c)	650	652
Pretium Mortgage Credit Partners I LLC,
3.25%, 8/27/32 (b)	636	636
Pretium Mortgage Credit Partners LLC,
3.25%, 3/28/57 (b)	495	496
3.50%, 4/29/32 (b)	646	649
PRPM LLC,
4.00%, 9/27/21 (b)	357	357
RCO Mortgage LLC,
3.38%, 8/25/22 (b)	686	689
S-Jets Ltd.,
7.02%, 8/15/42 (b)	990	990
Skopos Auto Receivables Trust,
3.10%, 12/15/23 (b)	15	15
3.55%, 2/15/20 (b)	32	32
Tricon American Homes Trust,
5.15%, 9/17/34 (b)	300	299
5.77%, 11/17/33 (b)	460	476
VOLT LIV LLC,
3.50%, 2/25/47 (b)	339	342
VOLT LIX LLC,
3.25%, 5/25/47 (b)	413	415

VOLT NPL X LLC,
4.75%, 10/26/54 (b)	64	64
VOLT XIX LLC,
5.00%, 4/25/55 (b)	300	301
VOLT XXII LLC,
4.25%, 2/25/55 (b)	299	301
		17,206
Collateralized Mortgage Obligations - Agency Collateral Series (2.1%)
Federal Home Loan Mortgage Corporation,
4.09%, 10/25/48 (b)(c)	750	705
1 Month LIBOR + 4.35%, 5.58%, 12/25/26 (b)(c)	195	198
1 Month LIBOR + 5.05%, 6.29%, 7/25/23 (c)	340	344
1 Month LIBOR + 5.25%, 6.48%, 7/25/26 (b)(c)	251	256
IO REMIC
6.00% - 1 Month LIBOR, 4.77%, 11/15/43 – 6/15/44(c)	3,050	502
6.05% - 1 Month LIBOR, 4.82%, 4/15/39 (c)	838	69
IO STRIPS
7.50%, 12/15/29	5	1
Federal National Mortgage Association,
IO
6.39% - 1 Month LIBOR, 5.15%, 9/25/20 (c)	3,433	345
IO REMIC
6.00%, 5/25/33 – 7/25/33	237	59
IO STRIPS
6.50%, 12/25/29 (c)	2	—	@
7.00%, 11/25/19 (c)	1	—	@
8.00%, 4/25/24	3	—	@
8.00%, 6/25/35 (c)	27	5
9.00%, 11/25/26	1	—	@
REMIC
7.00%, 9/25/32	44	51
Government National Mortgage Association,
IO
0.81%, 8/20/58 (c)	5,677	155
3.50%, 5/20/43	1,287	273
6.05% - 1 Month LIBOR, 4.82%, 11/16/40 (c)	1,226	215
6.10% - 1 Month LIBOR, 4.87%, 7/16/33 (c)	1,582	78
6.23% - 1 Month LIBOR, 4.99%, 3/20/43 (c)	1,130	191
5.00%, 2/16/41	143	32
6.50% - 1 Month LIBOR, 5.26%, 5/20/40 (c)	1,363	257
IO PAC
6.15% - 1 Month LIBOR, 4.91%, 10/20/41 (c)	2,131	194
		3,930
Commercial Mortgage-Backed Securities (8.7%)
BBCCRE Trust,
4.71%, 8/10/33 (b)(c)	500	424
CGDB Commercial Mortgage Trust,
1 Month LIBOR + 2.50%, 3.73%, 5/15/30 (b)(c)	180	181
Citigroup Commercial Mortgage Trust,
1 Month LIBOR + 2.94%, 4.17%, 9/15/27 (b)(c)	650	641
IO
1.04%, 11/10/48 (c)	2,721	134
1.12%, 9/10/58 (c)	9,489	553
COMM Mortgage Trust,
4.90%, 11/12/46 (b)(c)	985	946
5.21%, 8/10/46 (b)(c)	740	727
IO
0.25%, 7/10/45 (c)	11,814	71
1.11%, 10/10/47 (c)	4,137	158
1.39%, 7/15/47 (c)	3,791	191

Cosmopolitan Hotel Trust,
1 Month LIBOR + 3.50%, 4.73%, 11/15/33 (b)(c)	280	282
CSMC Trust,
1 Month LIBOR + 4.15%, 5.38%, 3/15/28 (b)(c)	200	201
1 Month LIBOR + 4.60%, 5.83%, 11/15/33 (b)(c)	544	549
GS Mortgage Securities Trust,
4.92%, 8/10/46 (b)(c)	500	475
IO
0.98%, 9/10/47 (c)	5,258	219
1.40%, 10/10/49 (c)	7,349	617
1.52%, 10/10/48 (c)	5,238	425
HILT Mortgage Trust,
3.75% - 1 Month LIBOR, 3.23%, 7/15/29 (b)(c)	600	576
HMH Trust,
6.29%, 7/5/31 (b)	300	300
JP Morgan Chase Commercial Mortgage Securities Trust,
4.72%, 7/15/47 (b)(c)	1,030	848
IO
0.69%, 4/15/46 (c)	6,000	163
0.96%, 12/15/49 (c)	3,234	150
1.27%, 7/15/47 (c)	9,486	398
JPMBB Commercial Mortgage Securities Trust,
4.11%, 9/15/47 (b)(c)	722	620
4.82%, 4/15/47 (b)(c)	704	632
IO
1.23%, 8/15/47 (c)	4,148	227
LB-UBS Commercial Mortgage Trust,
6.39%, 9/15/45 (c)	500	508
Morgan Stanley Bank of America Merrill Lynch Trust,
4.75%, 12/15/46 (b)	596	591
Wells Fargo Commercial Mortgage Trust,
3.94%, 8/15/50 (b)	595	490
4.65%, 9/15/58 (b)(c)	456	401
IO
1.19%, 12/15/49 (c)	4,960	286
1.80%, 11/15/49 (c)	6,183	619
WFRBS Commercial Mortgage Trust,
3.50%, 8/15/47 (b)	900	710
3.80%, 11/15/47 (b)(c)	925	703
3.99%, 5/15/47 (b)	526	405
4.27%, 5/15/45 (b)(c)	385	358
5.15%, 9/15/46 (b)(c)	735	703
		16,482
Corporate Bonds (36.6%)
Finance (16.4%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 5/15/19	360	369
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/27	175	179
Ally Financial, Inc.,
3.25%, 2/13/18	10	10
4.25%, 4/15/21	350	363
American International Group, Inc.
4.88%, 6/1/22	275	302
AvalonBay Communities, Inc.,
Series G
2.95%, 5/11/26	375	370
Bank of America Corp.,
4.24%, 4/24/38	250	265
6.11%, 1/29/37	100	125
MTN

4.00%, 1/22/25	1,085	1,124
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	350	367
BNP Paribas SA,
3.80%, 1/10/24 (b)(d)	250	260
5.00%, 1/15/21	150	163
Boston Properties LP
3.80%, 2/1/24	145	152
BPCE SA
5.15%, 7/21/24 (b)	550	594
Brighthouse Financial, Inc.
3.70%, 6/22/27 (b)	625	615
Brookfield Finance LLC
4.00%, 4/1/24	525	545
Capital One Bank USA NA
3.38%, 2/15/23	510	518
Capital One Financial Corp.
2.50%, 5/12/20	425	427
Citigroup, Inc.,
3.89%, 1/10/28	300	308
4.45%, 9/29/27	175	185
5.50%, 9/13/25	250	281
6.68%, 9/13/43	100	136
Citizens Bank NA,
MTN
2.55%, 5/13/21	250	251
Colony NorthStar, Inc.
5.00%, 4/15/23	275	283
Commonwealth Bank of Australia
5.00%, 3/19/20 (b)	250	267
Cooperatieve Rabobank UA,
3.88%, 2/8/22	25	27
3.95%, 11/9/22	625	657
Credit Agricole SA
3.88%, 4/15/24 (b)	500	531
Credit Suisse AG
6.00%, 2/15/18	5	5
Credit Suisse Group AG
3.57%, 1/9/23 (b)	275	282
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 4/17/26	600	644
Deutsche Bank AG
2.70%, 7/13/20	425	427
Discover Bank
7.00%, 4/15/20	320	353
Discover Financial Services
3.95%, 11/6/24	275	282
Extra Space Storage LP
3.13%, 10/1/35 (b)	250	273
Federal Realty Investment Trust
3.63%, 8/1/46	250	227
Five Corners Funding Trust
4.42%, 11/15/23 (b)	275	298
GE Capital International Funding Co., Unlimited Co.
2.34%, 11/15/20	468	473
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	435	575
MTN
4.80%, 7/8/44	175	196
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (b)	325	348

Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	365	393
HBOS PLC,
Series G
6.75%, 5/21/18 (b)	565	582
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	325	333
HSBC Finance Corp.
6.68%, 1/15/21	123	139
HSBC Holdings PLC
4.25%, 3/14/24	750	785
HSBC USA, Inc.
3.50%, 6/23/24	250	258
Humana, Inc.
3.95%, 3/15/27	225	236
ING Bank N.V.
5.80%, 9/25/23 (b)	520	594
ING Groep N.V.
6.00%, 4/16/20 (d)(e)	200	206
Intesa Sanpaolo SpA
5.25%, 1/12/24	300	331
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 4/1/20 (b)	495	512
JPMorgan Chase & Co.,
3.78%, 2/1/28	500	515
4.13%, 12/15/26	550	575
LeasePlan Corp. N.V.
2.88%, 1/22/19 (b)	475	476
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (b)	125	137
Macquarie Bank Ltd.
6.63%, 4/7/21 (b)	260	292
MetLife, Inc.
5.70%, 6/15/35	150	186
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	475	488
Nationwide Building Society,
3.90%, 7/21/25 (b)(d)	200	210
6.25%, 2/25/20 (b)	545	597
PNC Financial Services Group, Inc. (The),
3.15%, 5/19/27	350	350
3.90%, 4/29/24	190	200
Prudential Financial, Inc.,
MTN
6.63%, 12/1/37	165	222
Realty Income Corp.
3.25%, 10/15/22	350	359
Royal Bank of Scotland Group PLC
3.88%, 9/12/23	625	640
Santander UK Group Holdings PLC
3.57%, 1/10/23	900	922
Shutterfly, Inc.
0.25%, 5/15/18	275	274
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20 (b)(d)	500	507
Spirit Realty Capital, Inc.
3.75%, 5/15/21 (d)	275	282
Standard Chartered PLC
3.05%, 1/15/21 (b)	375	381
Swedbank AB
2.38%, 2/27/19 (b)	270	272
Synchrony Bank
3.00%, 6/15/22	425	424

TD Ameritrade Holding Corp.
3.63%, 4/1/25	475	492
Toronto-Dominion Bank (The)
3.63%, 9/15/31	425	424
Travelers Cos., Inc. (The)
3.75%, 5/15/46	200	198
UBS Group Funding Switzerland AG
2.95%, 9/24/20 (b)	525	533
UnitedHealth Group, Inc.,
2.88%, 3/15/23	750	765
3.75%, 7/15/25	300	319
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.25%, 10/5/20 (b)	450	460
Wells Fargo & Co.,
3.00%, 10/23/26	800	783
5.61%, 1/15/44	250	303
		31,012
Industrials (19.1%)
21st Century Fox America, Inc.
4.75%, 9/15/44	275	294
Abbott Laboratories
3.75%, 11/30/26	575	591
Air Liquide Finance SA
1.75%, 9/27/21 (b)	225	220
Akamai Technologies, Inc.
0.00%, 2/15/19	275	268
Amazon.com, Inc.,
2.80%, 8/22/24 (b)	325	327
3.80%, 12/5/24	475	508
Amgen, Inc.
4.66%, 6/15/51	375	413
Anadarko Petroleum Corp.
5.55%, 3/15/26	375	419
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24	425	447
4.90%, 2/1/46	425	482
Apple, Inc.,
2.45%, 8/4/26	400	386
4.45%, 5/6/44	250	273
AT&T, Inc.,
4.25%, 3/1/27	675	696
4.50%, 3/9/48	380	352
4.90%, 8/14/37	225	228
5.15%, 3/15/42	50	51
Baidu, Inc.
2.75%, 6/9/19	450	456
Becton Dickinson and Co.
2.89%, 6/6/22	425	427
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	150	177
BP Capital Markets PLC,
3.12%, 5/4/26	375	375
3.25%, 5/6/22	425	441
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	300	321
6.48%, 10/23/45	300	353
CNH Industrial Capital LLC
4.38%, 11/6/20	300	316
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	420	421

Comcast Corp.
4.60%, 8/15/45	210	232
ConocoPhillips Co.
4.95%, 3/15/26 (d)	250	282
Continental Airlines Pass-Through Trust
6.13%, 4/29/18	150	154
Crown Castle International Corp.
5.25%, 1/15/23	5	6
Daimler Finance North America LLC
2.25%, 7/31/19 (b)	465	467
Darden Restaurants, Inc.
3.85%, 5/1/27	325	331
DCP Midstream Operating LP
5.35%, 3/15/20 (b)	169	177
Delta Air Lines, Inc.
2.88%, 3/13/20	300	304
Deutsche Telekom International Finance BV
3.60%, 1/19/27 (b)(d)	300	304
Discovery Communications LLC
3.95%, 3/20/28	250	249
Dollar General Corp.,
1.88%, 4/15/18	275	275
3.25%, 4/15/23	375	384
Eldorado Gold Corp.
6.13%, 12/15/20 (b)	295	301
Enable Midstream Partners LP
3.90%, 5/15/24	250	252
Equifax, Inc.
3.30%, 12/15/22	175	174
Express Scripts Holding Co.,
4.50%, 2/25/26 (d)	275	295
4.80%, 7/15/46 (d)	225	239
Exxon Mobil Corp.
4.11%, 3/1/46	325	352
Ford Motor Credit Co., LLC,
3.20%, 1/15/21	200	204
5.00%, 5/15/18	400	408
General Motors Co.
6.60%, 4/1/36	125	149
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	125	172
Goldcorp, Inc.
3.70%, 3/15/23	436	454
HCA, Inc.
4.75%, 5/1/23	465	492
Heathrow Funding Ltd.
4.88%, 7/15/21 (b)	435	467
Home Depot, Inc. (The)
5.88%, 12/16/36	300	390
Illumina, Inc.
0.00%, 6/15/19	332	352
International Paper Co.
3.00%, 2/15/27	500	487
Johnson Controls International PLC
3.90%, 2/14/26	350	369
Kinder Morgan Energy Partners LP
3.95%, 9/1/22	400	416
Kinder Morgan, Inc.
5.63%, 11/15/23 (b)	250	279
Kraft Heinz Foods Co.,
4.38%, 6/1/46	325	322
5.38%, 2/10/20	26	28

Lockheed Martin Corp.
3.10%, 1/15/23	275	284
LyondellBasell Industries N.V.
4.63%, 2/26/55	300	311
Macquarie Infrastructure Corp.
2.00%, 10/1/23	375	365
MasTec, Inc.
4.88%, 3/15/23	390	401
Medtronic, Inc.
4.63%, 3/15/45	200	228
Microsoft Corp.,
3.13%, 11/3/25	350	360
4.45%, 11/3/45	200	226
MPLX LP,
4.88%, 6/1/25	175	188
5.20%, 3/1/47	250	263
NBCUniversal Media LLC
5.95%, 4/1/41	150	194
Netflix, Inc.
4.38%, 11/15/26 (b)(d)	250	251
NOVA Chemicals Corp.
5.25%, 8/1/23 (b)	415	429
Novartis Capital Corp.
4.40%, 5/6/44	225	255
Nuance Communications, Inc.
1.00%, 12/15/35	275	259
ON Semiconductor Corp.
1.00%, 12/1/20	425	509
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (b)	350	350
Oracle Corp.
2.95%, 5/15/25	201	203
PepsiCo, Inc.
3.60%, 3/1/24	425	449
Philip Morris International, Inc.
2.50%, 8/22/22	190	190
Phillips 66 Partners LP
4.68%, 2/15/45	150	146
Priceline Group, Inc. (The)
0.90%, 9/15/21 (d)	275	316
QUALCOMM, Inc.
2.10%, 5/20/20	400	403
Resort at Summerlin LP,
Series B
13.00%, 12/15/07 (f)(g)(h)(i)(j)	299	—
ServiceNow, Inc.
0.00%, 6/1/22 (b)	350	378
Shell International Finance BV
3.25%, 5/11/25	400	410
Siemens Financieringsmaatschappij N.V.
2.35%, 10/15/26 (b)	525	495
SK Telecom Co., Ltd.
2.13%, 5/1/18 (b)	200	200
Southern Copper Corp.
5.25%, 11/8/42	350	373
Spectra Energy Capital LLC
3.30%, 3/15/23	450	452
Sprint Corp.
7.13%, 6/15/24	325	366
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC
3.36%, 3/20/23 (b)	1,061	1,080

Telefonica Emisiones SAU
4.10%, 3/8/27	550	570
Telenor East Holding II AS,
Series VIP
0.25%, 9/20/19	400	446
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26 (d)	750	693
Thermo Fisher Scientific, Inc.
2.95%, 9/19/26	300	294
Time Warner, Inc.
3.80%, 2/15/27	275	276
Total Capital International SA
2.88%, 2/17/22	50	51
Transurban Finance Co., Pty Ltd.
3.38%, 3/22/27 (b)	325	320
Tyson Foods, Inc.
4.88%, 8/15/34	250	277
United Airlines Pass-Through Trust,
Series A
4.00%, 4/11/26	533	565
United Technologies Corp.
4.50%, 6/1/42	100	108
Verizon Communications, Inc.,
4.67%, 3/15/55	377	361
5.01%, 8/21/54	100	101
Viavi Solutions, Inc.
0.63%, 8/15/33	275	289
Visa, Inc.
3.15%, 12/14/25	550	564
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (b)	525	527
Wal-Mart Stores, Inc.
5.25%, 9/1/35	435	535
Woodside Finance Ltd.
3.70%, 9/15/26 (b)	500	501
ZF North America Capital, Inc.
4.50%, 4/29/22 (b)	175	185
		36,006
Utilities (1.1%)
CMS Energy Corp.
5.05%, 3/15/22	50	55
Duke Energy Corp.
2.65%, 9/1/26	400	383
Enel Finance International N.V.
3.63%, 5/25/27 (b)	275	276
Entergy Louisiana LLC
3.05%, 6/1/31	400	388
Southern Power Co.,
Series D
1.95%, 12/15/19	375	374
Trans-Allegheny Interstate Line Co.
3.85%, 6/1/25 (b)	550	576
TransAlta Corp.
4.50%, 11/15/22	47	48
		2,100
		69,118
Mortgages - Other (7.9%)
Alternative Loan Trust,
1 Month USD LIBOR + 0.18%, 1.42%, 5/25/47 (c)	166	161

5.50%, 2/25/36		10	9
6.00%, 4/25/36 – 7/25/37		115	104
PAC
5.50%, 2/25/36		5	5
6.00%, 4/25/36		20	17
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 1.89%, 7/25/46 (c)		236	178
5.50%, 10/25/35		1	1
5.86%, 10/25/36		410	255
6.00%, 4/25/36		115	116
Banc of America Funding Trust,
5.25%, 7/25/37		360	361
6.00%, 7/25/37		27	22
ChaseFlex Trust,
6.00%, 2/25/37		502	396
CSFB Mortgage-Backed Pass-Through Certificates,
6.50%, 11/25/35		887	380
Eurosail PLC,
3 Month GBP LIBOR + 0.95%, 1.25%, 6/13/45 (c)	GBP	450	586
Farringdon Mortgages No. 2 PLC,
3 Month GBP LIBOR + 1.50%, 1.79%, 7/15/47 (c)		275	358
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 5/25/47	$1,932		1,912
3.50%, 5/25/45 – 5/25/47		2,641	2,685
3.88%, 5/25/45 (b)(c)		201	200
4.00%, 5/25/45		98	101
1 Month USD LIBOR + 3.30%, 4.54%, 10/25/27 (c)		400	444
1 Month USD LIBOR + 3.75%, 4.99%, 9/25/24 (c)		600	673
1 Month USD LIBOR + 4.00%, 5.24%, 8/25/24 (c)		300	320
First Horizon Alternative Mortgage Securities Trust,
6.00%, 8/25/36		14	11
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.01%, 8/28/39 (c)	EUR	493	511
GSR Mortgage Loan Trust,
5.75%, 1/25/37	$235		225
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 1.43%, 1/19/38 (c)		318	301
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (c)	EUR	592	577
Impac CMB Trust,
1 Month USD LIBOR + 0.74%, 1.97%, 4/25/35 (c)	$203		182
JP Morgan Alternative Loan Trust,
6.00%, 12/25/35 – 8/25/36		158	158
JP Morgan Mortgage Trust,
3.57%, 6/25/37 (c)		95	90
6.00%, 6/25/37		117	116
Lehman Mortgage Trust,
5.50%, 11/25/35 – 2/25/36		436	439
6.50%, 9/25/37		1,048	801
Paragon Mortgages No. 13 PLC,
3 Month GBP LIBOR + 0.40%, 0.69%, 1/15/39 (c)	GBP	300	370
Paragon Mortgages No. 15 PLC,
3 Month EURIBOR + 0.54%, 0.21%, 12/15/39 (c)	EUR	500	515
RALI Trust,
5.50%, 12/25/34	$653		640
6.00%, 4/25/36 – 1/25/37		293	260
PAC
6.00%, 4/25/36		22	20
Residential Asset Securitization Trust,
6.00%, 7/25/36		31	27

Seasoned Credit Risk Transfer Trust,
4.00%, 8/25/56 (b)(c)	400		350
			14,877
Municipal Bonds (1.0%)
Chicago O’Hare International Airport, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40	115		157
City of New York, NY,
Series G-1
5.97%, 3/1/36	245		319
Illinois State Toll Highway Authority, IL,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	705		900
Municipal Electric Authority of Georgia, GA
6.66%, 4/1/57	435		544
			1,920
Sovereign (7.0%)
Argentine Republic Government International Bond,
7.50%, 4/22/26	834		939
Brazil Notas do Tesouro Nacional,
Serie F
10.00%, 1/1/23	BRL	7,200	2,347
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	1,485	1,978
Indonesia Treasury Bond,
8.25%, 7/15/21	IDR	19,549,000	1,556
Mexican Bonos,
Series M
6.50%, 6/10/21	MXN	50,700	2,770
Mexico Government International Bond,
3.60%, 1/30/25	$500		514
Petroleos Mexicanos,
6.38%, 1/23/45	230		235
6.88%, 8/4/26	140		160
Portugal Obrigacoes do Tesouro OT,
5.65%, 2/15/24 (b)	EUR	1,284	1,896
Ukraine Government International Bond,
7.75%, 9/1/26	$866		893
			13,288
U.S. Treasury Securities (2.5%)
U.S. Treasury Bond
3.75%, 11/15/43	2,375		2,784
U.S. Treasury Note
0.38%, 1/15/27	2,027		2,004
			4,788
Total Fixed Income Securities (Cost $174,002)			178,936

	Shares		Value (000)
Short-Term Investments (13.9%)
Securities held as Collateral on Loaned Securities (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k) (Cost $2,469)	2,469,090		2,469

Investment Company (12.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k) (Cost $22,977)	22,976,637	22,977

	Face Amount (000)	Value (000)
U.S. Treasury Security (0.4%)
U.S. Treasury Bill
1.19%, 4/26/18 (l)(m) (Cost $697)	$702	697
Total Short-Term Investments (Cost $26,143)		26,143
Total Investments (108.5%) (Cost $200,145) Including $3,703 of Securities Loaned (n)(o)(p)		205,079
Liabilities in Excess of Other Assets (-8.5%)		(16,120)
Net Assets (100.0%)		$188,959

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Floating or Variable rate securities: The rates disclosed are as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2017 were approximately $3,703,000 and $3,779,000, respectively. The Fund received cash collateral of approximately $2,469,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,310,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(e)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2017.

(f)	Security has been deemed illiquid at September 30, 2017.
(g)	Issuer in bankruptcy.
(h)	Acquired through exchange offer.
(i)	Non-income producing security; bond in default.
(j)

At September 30, 2017, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(k)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $25,000 relating to the Fund’s investment in the Liquidity Funds.

(l)	Rate shown is the yield to maturity at September 30, 2017.
(m)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(n)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(o)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(p)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,782,000 and the aggregate gross unrealized depreciation is approximately $2,289,000, resulting in net unrealized depreciation of approximately $4,493,000.

@                                                         Value is less than $500.

EURIBOR           Euro Interbank Offered Rate.

IO                                                       Interest Only.

LIBOR                             London Interbank Offered Rate.

MTN                                        Medium Term Note.

PAC                                            Planned Amortization Class.

REMIC                          Real Estate Mortgage Investment Conduit.

STRIPS                          Separate Trading of Registered Interest and Principal of Securities.

TBA                                           To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	AUD	1,879		$1,499	10/6/17	$25
Australia and New Zealand Banking Group	MXN	3,766		$207	10/6/17	—@
Australia and New Zealand Banking Group	SEK	8,221		$1,009	10/6/17	(—@ )
Australia and New Zealand Banking Group	$937		NOK	7,400	10/6/17	(8)
Barclays Bank PLC	MXN	39,234		$2,187	10/6/17	34
Citibank NA	BRL	5,331		$1,697	10/6/17	15
Citibank NA	EUR	4,691		$5,604	10/6/17	59
Citibank NA	IDR	20,730,912		$1,554	10/6/17	15
Citibank NA	$2		GBP	1	10/6/17	—@
HSBC Bank PLC	EUR	399		$470	10/6/17	(1)
HSBC Bank PLC	GBP	937		$1,225	10/6/17	(32)
HSBC Bank PLC	$31		EUR	26	10/6/17	(1)
HSBC Bank PLC	$975		PLN	3,470	10/6/17	(24)
JPMorgan Chase Bank NA	JPY	104,737		$963	10/6/17	32
JPMorgan Chase Bank NA	$23		EUR	19	10/6/17	(—@ )
JPMorgan Chase Bank NA	$1,042		SEK	8,287	10/6/17	(24)
						$90

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2017:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	133	Dec-17	26,600	$28,689	$(68)
U.S. Treasury 30 yr. Bond	25	Dec-17	2,500	3,820	(57)
U.S. Treasury 5 yr. Note	72	Dec-17	7,200	8,460	(57)
U.S. Treasury Ultra Bond	72	Dec-17	7,200	11,889	(214)

Short:
German Euro Bund	18	Dec-17	(1,800)	(3,426)	37
U.S. Treasury 10 yr. Note	20	Dec-17	(2,000)	(2,506)	28
U.S. Treasury 10 yr. Ultra Long Bond	34	Dec-17	(3,400)	(4,567)	56
					$(275)

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at September 30, 2017:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)		Unrealized Depreciation (000)
Barclays Bank PLC
Quest Diagnostics, Inc.	BBB+	Buy	1.00%	Quarterly	3/20/19	$895	$(13)	$17		$(30)
Deutsche Bank AG
CMBX.NA.BB.60	NR	Sell	5.00	Monthly	5/11/63	223	(53)	2		(55)
Goldman Sachs International
CMBX.NA.BB.60	NR	Sell	5.00	Monthly	5/11/63	395	(95)	(—@	)	(95)
Goldman Sachs International
CMBX.NA.BB.60	NR	Sell	5.00	Monthly	5/11/63	277	(67)	(40)		(27)
						$1,790	$(228)	$(21)		$(207)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at September 30, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.26%	Semi-Annual/ Quarterly	12/7/26	$2,580	$(13)	$—	$(13)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/ Quarterly	12/21/26	2,602	(63)	—	(63)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/ Quarterly	5/23/47	2,189	27	—	27
						$7,371	$(49)	$—	$(49)

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR		Not rated.
LIBOR		London Interbank Offered Rate.
AUD	—	Australian Dollar

BRL	—	Brazilian Real
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PLN	—	Polish Zloty
SEK	—	Swedish Krona
USD	—	United States Dollar

Portfolio Composition**

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	18.1%
Industrials	17.8
Finance	15.3
Short-Term Investments	11.7
Asset-Backed Securities	8.5
Commercial Mortgage-Backed Securities	8.1
Mortgages - Other	7.3
Other***	6.6
Sovereign	6.6
Total Investments	100.0	%****

**              Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2017.

***       Industries and/or investment types representing less than 5% of total investments.

**** Does not include open long/short futures contracts with an underlying face amount of approximately $63,357,000 with net unrealized depreciation of approximately $275,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $90,000 and does not include open swap agreements with net unrealized depreciation of approximately $256,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (93.6%)
Argentina (7.8%)
Corporate Bonds (4.8%)
Province of Santa Fe,
6.90%, 11/1/27 (a)		$1,210	$1,253
Provincia de Buenos Aires,
BADLAR + 3.83%, 25.33%, 5/31/22 (b)	ARS	19,454	1,138
Provincia de Cordoba,
7.13%, 8/1/27 (a)		$1,710	1,798
7.45%, 9/1/24 (a)	1,600		1,741
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)	2,220		2,315
Provincia de Mendoza Argentina,
BADLAR + 4.38%, 25.88%, 6/9/21 (b)	ARS	17,180	996
Provincia del Chaco Argentina,
9.38%, 8/18/24 (a)		$2,370	2,409
			11,650
Sovereign (3.0%)
Argentina Bonar Bonds,
BADLAR + 3.00%, 23.66%, 10/9/17 (b)	ARS	14,790	858
Argentine Republic Government International Bond,
6.88%, 1/26/27 (c)		$2,490	2,694
7.13%, 7/6/36	720		758
7.13%, 6/28/99 (a)	1,000		1,000
7.50%, 4/22/26 (c)	580		653
Republic of Argentina,
2.50%, 12/31/38 (d)	1,850		1,309
			7,272
			18,922
Brazil (5.5%)
Corporate Bonds (2.6%)
Minerva Luxembourg SA,
8.75%, 4/3/19 (a)(e)	1,400		1,480
Petrobras Global Finance BV,
6.13%, 1/17/22	642		692
7.38%, 1/17/27	2,676		2,952
Rumo Luxembourg Sarl,
7.38%, 2/9/24	1,110		1,204
			6,328
Sovereign (2.9%)
Brazilian Government International Bond,
5.00%, 1/27/45	3,309		3,088
6.00%, 4/7/26	3,600		4,005
			7,093
			13,421
Chile (1.5%)
Corporate Bonds (1.2%)
Colbun SA,
4.50%, 7/10/24 (a)	1,030		1,090

Geopark Ltd.,
6.50%, 9/21/24 (a)(c)	890	897
Latam Finance Ltd.,
6.88%, 4/11/24 (a)	1,000	1,060
		3,047
Sovereign (0.3%)
Empresa Nacional del Petroleo,
4.75%, 12/6/21	761	813
		3,860
China (3.4%)
Sovereign (3.4%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	4,970	5,353
Three Gorges Finance I Cayman Islands Ltd.,
2.30%, 6/2/21 (a)	2,090	2,067
3.70%, 6/10/25 (a)	838	867
		8,287
Colombia (1.9%)
Sovereign (1.9%)
Colombia Government International Bond,
4.38%, 7/12/21	530	567
5.00%, 6/15/45	2,350	2,423
11.75%, 2/25/20	1,250	1,535
		4,525
Croatia (1.2%)
Sovereign (1.2%)
Croatia Government International Bond,
5.50%, 4/4/23	2,620	2,913

Dominican Republic (1.1%)
Sovereign (1.1%)
Dominican Republic International Bond,
6.88%, 1/29/26 (a)	1,600	1,829
7.45%, 4/30/44 (a)	739	884
		2,713
Ecuador (1.0%)
Sovereign (1.0%)
Ecuador Government International Bond,
8.75%, 6/2/23 (a)	1,210	1,254
10.75%, 3/28/22 (a)	1,050	1,176
		2,430
Egypt (1.4%)
Sovereign (1.4%)
Egypt Government International Bond,
5.88%, 6/11/25	1,000	1,002
6.13%, 1/31/22 (a)	1,310	1,358
7.50%, 1/31/27 (a)	890	971
		3,331

El Salvador (0.8%)
Sovereign (0.8%)
El Salvador Government International Bond,
6.38%, 1/18/27	1,221	1,213
8.63%, 2/28/29 (a)	760	855
		2,068
Gabon (0.4%)
Sovereign (0.4%)
Republic of Gabon,
6.95%, 6/16/25 (a)	1,060	1,059

Ghana (1.1%)
Sovereign (1.1%)
Ghana Government International Bond,
10.75%, 10/14/30	2,000	2,606

Guatemala (0.4%)
Sovereign (0.4%)
Guatemala Government Bond,
4.50%, 5/3/26 (a)	940	948

Honduras (1.1%)
Sovereign (1.1%)
Honduras Government International Bond,
6.25%, 1/19/27 (a)	1,345	1,453
8.75%, 12/16/20 (c)	1,160	1,326
		2,779
Hungary (1.7%)
Sovereign (1.7%)
Hungary Government International Bond,
6.38%, 3/29/21	1,110	1,253
7.63%, 3/29/41 (c)	1,930	2,997
		4,250
India (0.4%)
Corporate Bond (0.1%)
Adani Transmission Ltd.,
4.00%, 8/3/26 (a)(c)	282	284

Sovereign (0.3%)
Export-Import Bank of India,
3.38%, 8/5/26 (a)	790	778
		1,062
Indonesia (9.5%)
Sovereign (9.5%)
Indonesia Government International Bond,
4.13%, 1/15/25	3,450	3,629
4.75%, 1/8/26	500	547
4.75%, 1/8/26 – 7/18/47(a)	2,240	2,418
5.13%, 1/15/45 (a)	1,050	1,163
5.88%, 1/15/24 (a)	460	529
5.88%, 1/15/24	4,250	4,888
5.95%, 1/8/46 (a)	1,430	1,757
7.75%, 1/17/38	2,925	4,168

Majapahit Holding BV,
7.75%, 1/20/20		1,080	1,207
Pertamina Persero PT,
4.88%, 5/3/22		500	538
6.45%, 5/30/44 (a)		1,870	2,222
			23,066
Iraq (0.5%)
Sovereign (0.5%)
Iraq International Bond,
6.75%, 3/9/23 (a)		1,190	1,186

Jamaica (1.5%)
Corporate Bond (0.5%)
Digicel Group Ltd.,
8.25%, 9/30/20		1,270	1,245

Sovereign (1.0%)
Jamaica Government International Bond,
7.63%, 7/9/25 (c)		520	626
7.88%, 7/28/45		520	642
8.00%, 3/15/39 (c)		1,010	1,254
			2,522
			3,767
Kazakhstan (2.7%)
Sovereign (2.7%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (a)		520	528
KazAgro National Management Holding JSC,
4.63%, 5/24/23 (a)		1,420	1,434
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)		2,000	2,220
KazMunayGas National Co., JSC,
9.13%, 7/2/18		2,230	2,336
			6,518
Lithuania (0.5%)
Sovereign (0.5%)
Lithuania Government International Bond,
6.63%, 2/1/22		580	681
7.38%, 2/11/20		475	534
			1,215
Mexico (13.8%)
Corporate Bond (0.7%)
Alfa SAB de CV,
6.88%, 3/25/44		1,440	1,631

Sovereign (13.1%)
Banco Nacional de Comercio Exterior SNC,
3.80%, 8/11/26 (a)		2,230	2,238
Mexican Bonos, Series M
6.50%, 6/10/21	MXN	46,390	2,534
Mexico City Airport Trust,
5.50%, 7/31/47 (a)(c)	$1,080		1,099
Mexico Government International Bond,
4.15%, 3/28/27		1,928	2,029

4.35%, 1/15/47	1,100	1,073
4.60%, 1/23/46	2,530	2,562
6.05%, 1/11/40	1,482	1,784
Petroleos Mexicanos,
4.88%, 1/24/22	3,240	3,406
5.63%, 1/23/46	2,200	2,054
6.38%, 1/23/45	2,860	2,917
6.50%, 3/13/27 (a)	1,240	1,376
6.50%, 3/13/27 – 6/2/41	4,580	4,938
6.63%, 6/15/38	1,176	1,254
6.75%, 9/21/47 (a)	990	1,056
8.63%, 12/1/23	1,350	1,595
		31,915
		33,546
Mongolia (1.3%)
Sovereign (1.3%)
Mongolia Government International Bond,
8.75%, 3/9/24 (a)	640	719
10.88%, 4/6/21	2,200	2,564
		3,283
Nigeria (0.3%)
Sovereign (0.3%)
Nigeria Government International Bond,
6.38%, 7/12/23	670	704

Panama (1.6%)
Sovereign (1.6%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)	1,600	1,740
Panama Government International Bond,
4.00%, 9/22/24	294	315
5.20%, 1/30/20	480	516
8.88%, 9/30/27	883	1,287
		3,858
Paraguay (1.9%)
Sovereign (1.9%)
Paraguay Government International Bond,
4.63%, 1/25/23 (a)	1,480	1,566
4.70%, 3/27/27 (a)	1,160	1,212
6.10%, 8/11/44 (a)	1,580	1,777
		4,555
Peru (2.5%)
Corporate Bond (0.5%)
Union Andina de Cementos SAA,
5.88%, 10/30/21 (a)	1,040	1,099

Sovereign (2.0%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (a)	1,298	1,374
Peruvian Government International Bond,
6.55%, 3/14/37	1,400	1,890

Petroleos del Peru SA,
4.75%, 6/19/32 (a)		1,490	1,536
			4,800
			5,899
Philippines (2.6%)
Sovereign (2.6%)
Philippine Government International Bond,
3.95%, 1/20/40		1,396	1,450
8.38%, 6/17/19		147	163
9.50%, 2/2/30		2,981	4,802
			6,415
Poland (1.3%)
Sovereign (1.3%)
Poland Government International Bond,
3.00%, 3/17/23		2,040	2,091
4.00%, 1/22/24		650	700
5.00%, 3/23/22		250	277
			3,068
Russia (8.1%)
Corporate Bond (0.9%)
Sibur Securities DAC,
4.13%, 10/5/23 (a)		2,120	2,121

Sovereign (7.2%)
Russian Federal Bond - OFZ,
6.40%, 5/27/20	RUB	138,750	2,355
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	$13,000		13,900
5.63%, 4/4/42		1,200	1,337
			17,592
			19,713
Senegal (0.5%)
Sovereign (0.5%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)(c)		1,170	1,207

Serbia (0.6%)
Sovereign (0.6%)
Republic of Serbia,
7.25%, 9/28/21		1,235	1,428

South Africa (1.1%)
Sovereign (1.1%)
South Africa Government International Bond,
5.88%, 9/16/25		2,550	2,760

Tajikistan (0.5%)
Sovereign (0.5%)
Republic of Tajikistan International Bond,
7.13%, 9/14/27 (a)		1,230	1,206

Turkey (5.0%)
Sovereign (5.0%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (a)	1,960	2,034
Turkey Government International Bond,
3.25%, 3/23/23	1,340	1,277
4.88%, 4/16/43	1,600	1,425
5.63%, 3/30/21	5,822	6,201
6.88%, 3/17/36	1,200	1,357
		12,294
Ukraine (4.0%)
Sovereign (4.0%)
Ukraine Government International Bond,
7.38%, 9/25/32 (a)	1,310	1,278
7.75%, 9/1/23 – 9/1/26	8,180	8,532
Uruguay (0.5%)
Sovereign (0.5%)
Uruguay Government International Bond,
5.10%, 6/18/50	1,160	1,227

Venezuela (2.6%)
Sovereign (2.6%)
Petroleos de Venezuela SA,
6.00%, 11/15/26	15,740	4,816
Venezuela Government International Bond,
7.75%, 10/13/19	3,390	1,534
		6,350
Total Fixed Income Securities (Cost $218,096)		228,249

	No. of Warrants
Warrants (0.0%)
Nigeria (0.0%)
Central Bank of Nigeria Bond, 0.00%, expires 11/15/20 (b)(f)	750	59
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, 0.00%, expires 4/15/20 (b)(f)	3,750	15
Total Warrants (Cost $—)		74

	Shares	Value (000)
Short-Term Investments (8.7%)
Securities held as Collateral on Loaned Securities (2.7%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	5,473,125	5,473

	Face Amount (000)		Value (000)
Repurchase Agreement (0.5%)
Merrill Lynch & Co., Inc., (1.07%, dated 9/29/17, due 10/2/17; proceeds $1,129; fully collateralized by a U.S. Government agency security; 4.00% due 4/20/47; valued at $1,152)	$1,129		1,129
Total Securities held as Collateral on Loaned Securities (Cost $6,602)			6,602

	Shares
Investment Company (5.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $12,286)	12,286,391		12,286

	Face Amount (000)
Sovereign (1.0%)
Nigeria (1.0%)
Nigeria Treasury Bill, 22.45%, 8/16/18 (Cost $2,455)	NGN	1,060,000	2,538
Total Short-Term Investments (Cost $21,343)			21,426
Total Investments (102.3%) (Cost $239,439) Including $11,034 of Securities Loaned (h)(i)(j)			249,749
Liabilities in Excess of Other Assets (-2.3%)			(5,672)
Net Assets (100.0%)			$244,077

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

Floating or Variable rate securities: The rates disclosed are as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2017 were approximately $11,034,000 and $11,297,000, respectively. The Portfolio received cash collateral of approximately $6,643,000, of which approximately $6,602,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2017, there was uninvested cash collateral of approximately $41,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $4,654,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2017. Maturity date disclosed is the ultimate maturity date.
(e)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2017.

(f)	Security has been deemed illiquid at September 30, 2017.

(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $11,000 relating to the Fund’s investment in the Liquidity Funds.

(h)	Securities are available for collateral in connection with an open foreign currency forward exchange contract.
(i)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(j)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $14,345,000 and the aggregate gross unrealized depreciation is approximately $4,132,000, resulting in net unrealized appreciation of approximately $10,213,000.

BADLAR	Buenos Aires Deposits of Large Amount Rate.
CMT	Contant Maturity Treasury Note Rate.
LIBOR	London Interbank Offered Rate.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at September 30, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	NGN	942,000	$2,408	8/20/18	$(97)

ARS	—	Argentine Peso
MXN	—	Mexican Peso
NGN	—	Nigerian Naira
RUB	—	Russian Ruble
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	82.6%
Corporate Bonds	11.3
Short-Term Investments	6.1
Other**	0.0	***
Total Investments	100.0	%****

*                      Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2017.

**               Industries and/or investment types representing less than 5% of total investments.

***        Amount is less than 0.05%.

**** Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $97,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (99.1%)
Argentina (1.4%)
Banco Macro SA ADR	18,711	$2,196
Grupo Financiero Galicia SA ADR	38,964	2,008
		4,204
Austria (1.0%)
Erste Group Bank AG (a)	75,505	3,261

Brazil (8.2%)
B3 SA - Brasil Bolsa Balcao	373,938	2,828
Banco Bradesco SA (Preference)	470,733	5,209
BRF SA (a)	209,540	3,022
Itau Unibanco Holding SA (Preference)	407,321	5,575
Lojas Renner SA	342,971	3,905
Petroleo Brasileiro SA (a)	463,201	2,312
Petroleo Brasileiro SA (Preference) (a)	562,339	2,717
		25,568
Chile (1.3%)
Banco Santander Chile	8,717,709	643
Banco Santander Chile ADR	10,963	326
SACI Falabella	303,447	2,951
		3,920
China (20.1%)
AAC Technologies Holdings, Inc. (b)	22,000	369
Alibaba Group Holding Ltd. ADR (a)(c)	53,079	9,167
Bank of China Ltd. H Shares (b)	12,306,000	6,065
China Construction Bank Corp. H Shares (b)	5,247,230	4,353
China Mengniu Dairy Co., Ltd. (a)(b)	492,000	1,376
China Mobile Ltd. (b)	256,000	2,594
China Overseas Land & Investment Ltd. (b)	206,000	670
China Pacific Insurance Group Co., Ltd. H Shares (b)	799,800	3,445
China Unicom Hong Kong Ltd. (a)(b)	864,000	1,201
CRCC High-Tech Equipment Corp., Ltd. H Shares (b)	884,500	291
CSPC Pharmaceutical Group Ltd. (b)	924,000	1,547
Ctrip.com International Ltd. ADR (a)	7,300	385
JD.com, Inc. ADR (a)	60,472	2,310
NetEase, Inc. ADR	3,626	957
New Oriental Education & Technology Group, Inc. ADR	19,260	1,700
PetroChina Co., Ltd. H Shares (b)	1,732,000	1,098
Shenzhou International Group Holdings Ltd. (b)	227,000	1,778
Sino Biopharmaceutical Ltd. (b)	1,333,000	1,410
TAL Education Group ADR	72,346	2,439
Tencent Holdings Ltd. (b)	455,200	19,591
Zoomlion Heavy Industry Science and Technology Co., Ltd. H Shares (b)(c)	292,200	129
		62,875
Czech Republic (1.1%)
Komercni Banka AS	80,267	3,505

Egypt (0.6%)
Commercial International Bank Egypt SAE	419,230	1,937

Germany (0.8%)
Adidas AG	11,305	2,557

Hong Kong (2.3%)
AIA Group Ltd.	405,600	2,991
Samsonite International SA	993,900	4,262
		7,253
Hungary (1.3%)
OTP Bank PLC	107,167	4,021

India (9.4%)
Ashok Leyland Ltd.	1,728,501	3,258
Bharat Petroleum Corp., Ltd.	432,783	3,123
Housing Development Finance Corp., Ltd.	132,280	3,528
ICICI Bank Ltd.	301,848	1,278
ICICI Bank Ltd. ADR	151,800	1,299
IndusInd Bank Ltd.	158,087	4,071
Marico Ltd.	754,612	3,590
Maruti Suzuki India Ltd.	26,537	3,241
Shree Cement Ltd.	10,844	3,085
Zee Entertainment Enterprises Ltd.	358,577	2,855
		29,328
Indonesia (4.9%)
Astra International Tbk PT	4,257,600	2,497
Bank Mandiri Persero Tbk PT	5,568,800	2,780
Bumi Serpong Damai Tbk PT	9,479,600	1,246
Semen Indonesia Persero Tbk PT	3,046,500	2,290
Telekomunikasi Indonesia Persero Tbk PT	8,514,800	2,959
Unilever Indonesia Tbk PT	626,400	2,278
XL Axiata Tbk PT (a)	5,037,425	1,399
		15,449
Korea, Republic of (9.7%)
CJ Corp.	12,422	1,849
Coway Co., Ltd.	17,773	1,459
Hanssem Co., Ltd.	6,403	847
Hugel, Inc. (a)	3,818	1,756
Hyundai Development Co-Engineering & Construction	44,090	1,374
Hyundai Motor Co.	15,346	2,017
Korea Aerospace Industries Ltd.	45,583	1,739
Korea Electric Power Corp.	57,643	1,963
Mando Corp.	7,562	1,680
NAVER Corp.	4,904	3,190
Samsung Electronics Co., Ltd.	3,952	8,847
Samsung Electronics Co., Ltd. (Preference)	1,998	3,597
		30,318
Malaysia (4.0%)
Genting Malaysia Bhd	2,243,000	2,858
IHH Healthcare Bhd	2,155,400	2,935
Malayan Banking Bhd	1,066,601	2,407
Malaysia Airports Holdings Bhd	898,600	1,809
Sime Darby Bhd	1,198,900	2,561
		12,570

Mexico (4.9%)
Alsea SAB de CV	403,949	1,490
Cemex SAB de CV ADR (a)	373,833	3,395
Fomento Economico Mexicano SAB de CV ADR	36,953	3,530
Grupo Financiero Banorte SAB de CV Series O	897,410	6,178
Grupo Financiero Santander Mexico SAB de CV ADR	76,385	771
		15,364
Pakistan (0.7%)
Lucky Cement Ltd.	89,550	480
United Bank Ltd.	877,200	1,565
		2,045
Panama (0.7%)
Copa Holdings SA, Class A	16,923	2,107

Peru (1.4%)
Credicorp Ltd.	20,747	4,254

Philippines (2.7%)
Ayala Corp.	15,840	303
Ayala Land, Inc.	2,895,400	2,479
Metropolitan Bank & Trust Co.	1,817,775	3,095
SM Investments Corp.	155,234	2,698
		8,575
Poland (5.1%)
Bank Zachodni WBK SA	30,016	2,873
CCC SA	39,216	2,966
Jeronimo Martins SGPS SA	112,234	2,214
LPP SA	925	2,072
Powszechna Kasa Oszczednosci Bank Polski SA (a)	375,711	3,638
Powszechny Zaklad Ubezpieczen SA	177,211	2,234
		15,997
Russia (4.9%)
Gazprom PJSC ADR	696,700	2,919
Mail.ru Group Ltd. GDR (a)	51,520	1,698
MMC Norilsk Nickel PJSC ADR	149,657	2,576
Sberbank of Russia PJSC ADR	155,904	2,219
X5 Retail Group N.V. GDR (a)	73,393	3,295
Yandex N.V., Class A (a)	76,709	2,528
		15,235
South Africa (3.0%)
AVI Ltd.	249,851	1,807
Capitec Bank Holdings Ltd.	27,951	1,773
Clicks Group Ltd.	130,928	1,528
Naspers Ltd., Class N	9,240	1,993
Novus Holdings Ltd.	3,196	1
Steinhoff International Holdings N.V. H Shares	491,792	2,181
		9,283
Switzerland (0.5%)
DKSH Holding AG	19,828	1,686

Taiwan (7.6%)
Advanced Semiconductor Engineering, Inc.	1,439,476	1,761
Advantech Co., Ltd.	123,195	878
Delta Electronics, Inc.	388,326	1,998
Hon Hai Precision Industry Co., Ltd.	664,965	2,302
Largan Precision Co., Ltd.	15,000	2,637
Nanya Technology Corp.	363,000	1,027
Nien Made Enterprise Co., Ltd.	181,000	1,856
Taiwan Semiconductor Manufacturing Co., Ltd.	1,439,000	10,274
Uni-President Enterprises Corp.	482,965	1,011
		23,744
United Kingdom (0.1%)
Mondi PLC	14,594	391

United States (1.4%)
MercadoLibre, Inc. (c)	17,335	4,489
Total Common Stocks (Cost $219,786)		309,936

Short-Term Investments (2.4%)
Securities held as Collateral on Loaned Securities (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $4,633)	4,632,779	4,633
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $2,744)	2,744,224	2,744
Total Short-Term Investments (Cost $7,377)		7,377
Total Investments (101.5%) (Cost $227,163) Including $13,780 of Securities Loaned (e)(f)		317,313
Liabilities in Excess of Other Assets (-1.5%)		(4,645)
Net Assets (100.0%)		$312,668

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2017 were approximately $13,780,000 and $13,982,000, respectively. The Fund received cash collateral of approximately $4,633,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $9,349,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(f)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $95,081,000 and the aggregate gross unrealized depreciation is approximately $4,931,000, resulting in net unrealized appreciation of approximately $90,150,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	62.0%
Banks	24.7
Internet Software & Services	13.3
Total Investments	100.0%

*            Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2017.

**     Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (98.0%)
France (8.5%)
L’Oreal SA	8,589	$1,826
Pernod Ricard SA	10,151	1,404
		3,230
Germany (4.9%)
SAP SE	17,076	1,870

Italy (1.7%)
Davide Campari-Milano SpA	88,028	639

Netherlands (1.2%)
RELX N.V.	21,796	464

Switzerland (1.1%)
Nestle SA (Registered)	5,076	425

United Kingdom (28.9%)
British American Tobacco PLC	35,063	2,195
British American Tobacco PLC ADR	12,179	760
Experian PLC	38,924	782
Reckitt Benckiser Group PLC	30,296	2,766
RELX PLC	42,701	937
Unilever PLC	61,628	3,567
		11,007
United States (51.7%)
Accenture PLC, Class A	20,547	2,775
Altria Group, Inc.	15,017	952
Automatic Data Processing, Inc.	8,142	890
Coca-Cola Co. (The)	26,043	1,172
Danaher Corp.	4,547	390
International Flavors & Fragrances, Inc.	2,266	324
Intuit, Inc.	3,993	568
Microsoft Corp.	37,386	2,785
Moody’s Corp.	3,212	447
NIKE, Inc., Class B	21,569	1,118
Philip Morris International, Inc.	15,598	1,732
Time Warner, Inc.	1,941	199
Twenty-First Century Fox, Inc., Class A	33,472	883
Twenty-First Century Fox, Inc., Class B	27,581	711
Visa, Inc., Class A	17,467	1,838
Walt Disney Co. (The)	14,481	1,428
Zoetis, Inc.	22,723	1,449
		19,661
Total Common Stocks (Cost $24,877)		37,296

Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $448)	447,694	448

Total Investments (99.2%) (Cost $25,325) (b)(c)	37,744
Other Assets in Excess of Liabilities (0.8%)	322
Net Assets (100.0%)	$38,066

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(b)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(c)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,769,000 and the aggregate gross unrealized depreciation is approximately $350,000, resulting in net unrealized appreciation of approximately $12,419,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Tobacco	15.0%
Information Technology Services	14.6
Personal Products	14.3
Software	13.8
Other*	12.2
Media	8.5
Beverages	8.5
Household Products	7.3
Professional Services	5.8
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Infrastructure Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (94.5%)
Australia (8.2%)
APA Group	181,103	$1,186
Macquarie Atlas Roads Group	318,972	1,359
Spark Infrastructure Group	624,151	1,234
Sydney Airport	340,809	1,901
Transurban Group	227,746	2,122
		7,802
Canada (14.4%)
Canadian Pacific Railway Ltd.	8,050	1,352
Enbridge, Inc.	119,736	5,001
Fortis, Inc.	4,340	156
Hydro One Ltd. (a)	26,530	483
Inter Pipeline Ltd.	33,632	697
Pembina Pipeline Corp.	47,584	1,670
TransCanada Corp.	87,840	4,341
		13,700
China (6.0%)
ENN Energy Holdings Ltd. (b)	69,000	500
Guangdong Investment Ltd. (b)	975,666	1,391
Hopewell Highway Infrastructure Ltd. (b)	6,147,500	3,801
		5,692
France (6.6%)
Aeroports de Paris (ADP)	1,830	296
Groupe Eurotunnel SE	137,600	1,659
SES SA	28,989	634
Vinci SA	39,420	3,746
		6,335
Germany (0.4%)
Fraport AG Frankfurt Airport Services Worldwide	3,540	336

India (0.8%)
Azure Power Global Ltd. (c)	49,459	786

Italy (4.3%)
Atlantia SpA	74,746	2,359
Infrastrutture Wireless Italiane SpA (a)	124,022	821
Italgas SpA	92,027	517
Snam SpA	19,480	94
Terna Rete Elettrica Nazionale SpA	61,420	359
		4,150
Japan (0.8%)
East Japan Railway Co.	8,600	794

Mexico (1.3%)
Promotora y Operadora de Infraestructura SAB de CV	119,530	1,262

Spain (11.7%)
Abertis Infraestructuras SA	69,004	1,395
Atlantica Yield PLC	227,853	4,489
Ferrovial SA	65,024	1,431

Saeta Yield SA	337,543	3,854
		11,169
Switzerland (0.3%)
Flughafen Zurich AG (Registered)	1,120	253

United Kingdom (10.2%)
John Laing Group PLC (a)	870,281	3,326
National Grid PLC	302,966	3,754
Pennon Group PLC	58,066	620
Severn Trent PLC	27,546	802
United Utilities Group PLC	110,009	1,259
		9,761
United States (29.5%)
American Tower Corp. REIT	27,360	3,739
American Water Works Co., Inc.	12,170	985
Atmos Energy Corp.	11,470	962
Cheniere Energy, Inc. (c)(d)	4,150	187
Crown Castle International Corp. REIT	34,615	3,461
Edison International	28,660	2,212
Enbridge Energy Management LLC (c)	53,907	833
Eversource Energy	25,379	1,534
Kinder Morgan, Inc.	144,763	2,776
NiSource, Inc.	17,863	457
Norfolk Southern Corp.	6,129	810
PG&E Corp.	52,237	3,557
SBA Communications Corp. REIT (c)	6,552	944
Sempra Energy	25,426	2,902
Union Pacific Corp.	5,330	618
Williams Cos., Inc. (The)	72,496	2,176
		28,153
Total Common Stocks (Cost $72,875)		90,193

Short-Term Investment (6.4%)
Investment Company (6.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $6,138)	6,137,849	6,138
Total Investments (100.9%) (Cost $79,013) Including $187 of Securities Loaned (f)(g)		96,331
Liabilities in Excess of Other Assets (-0.9%)		(893)
Net Assets (100.0%)		$95,438

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2017 were approximately $187,000 and $190,000, respectively. The Fund received non-cash collateral of approximately $190,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(g)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $17,758,000 and the aggregate gross unrealized depreciation is approximately $440,000, resulting in net unrealized appreciation of approximately $17,318,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	25.2%
Toll Roads	14.5
Electricity Transmission & Distribution	13.8
Communications	10.0
Renewables	9.5
Diversified	8.8
Other*	6.6
Short-Term Investment	6.4
Water	5.2
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (99.0%)
Australia (4.9%)
Dexus REIT	48,250	$360
Goodman Group REIT	83,983	543
GPT Group (The) REIT	113,170	440
Investa Office Fund REIT	19,680	69
Mirvac Group REIT	146,383	263
Scentre Group REIT	284,531	877
Stockland REIT	93,281	315
Vicinity Centres REIT	164,140	343
Westfield Corp. REIT	122,328	752
		3,962
Austria (0.3%)
Atrium European Real Estate Ltd. (a)	17,708	83
BUWOG AG (a)	5,687	170
		253
Canada (1.6%)
Boardwalk REIT	4,034	123
Crombie Real Estate Investment Trust REIT	10,497	115
Extendicare, Inc.	3,520	26
First Capital Realty, Inc.	24,932	393
H&R Real Estate Investment Trust REIT	7,824	135
RioCan Real Estate Investment Trust REIT	23,797	456
Smart Real Estate Investment Trust REIT	3,662	87
		1,335
China (0.5%)
China Overseas Land & Investment Ltd. (b)	58,000	189
China Resources Land Ltd. (b)	28,000	86
China Vanke Co., Ltd. H Shares (b)	18,500	61
Guangzhou R&F Properties Co., Ltd. H Shares (b)	19,600	45
		381
Finland (0.2%)
Citycon Oyj	67,296	177

France (4.0%)
Carmila SA REIT	2,932	84
Fonciere Des Regions REIT	1,931	201
Gecina SA REIT	3,694	599
ICADE REIT	2,774	247
Klepierre SA REIT	16,012	629
Mercialys SA REIT	12,351	247
Unibail-Rodamco SE REIT	5,076	1,234
		3,241
Germany (2.0%)
ADO Properties SA (c)	1,891	94
Deutsche Wohnen SE	12,392	526
LEG Immobilien AG	1,442	146
Vonovia SE	20,237	861
		1,627

Hong Kong (11.1%)
Champion REIT	234,000	161
CK Asset Holdings Ltd.	166,500	1,378
Hang Lung Properties Ltd.	23,000	55
Henderson Land Development Co., Ltd.	44,333	294
Hongkong Land Holdings Ltd.	184,100	1,325
Hysan Development Co., Ltd.	139,921	658
I-CABLE Communications Ltd. (a)	16,865	1
Link REIT	125,164	1,014
New World Development Co., Ltd.	393,585	565
Sino Land Co., Ltd.	23,330	41
Sun Hung Kai Properties Ltd.	120,893	1,964
Swire Properties Ltd.	303,500	1,030
Wharf Holdings Ltd. (The)	66,816	595
		9,081
Ireland (0.7%)
Green PLC REIT	178,800	318
Hibernia PLC REIT	131,374	237
		555
Japan (9.2%)
Activia Properties, Inc. REIT	59	245
Advance Residence Investment Corp. REIT	83	204
Daiwa Office Investment Corp. REIT	11	55
GLP J-REIT	165	172
Hulic Co., Ltd.	32,900	323
Hulic, Inc. REIT	49	72
Invincible Investment Corp. REIT	476	197
Japan Hotel Investment Corp. REIT	168	106
Japan Prime Realty Investment Corp. REIT	13	43
Japan Real Estate Investment Corp. REIT	82	394
Japan Rental Housing Investments, Inc. REIT	65	46
Japan Retail Fund Investment Corp. REIT	137	246
Kenedix Office Investment Corp. REIT	13	72
Mitsubishi Estate Co., Ltd.	90,300	1,570
Mitsui Fudosan Co., Ltd.	71,400	1,548
Mori Hills Investment Corp. REIT	71	85
Mori Trust Sogo, Inc. REIT	13	19
Nippon Accommodations Fund, Inc. REIT	6	23
Nippon Building Fund, Inc. REIT	109	543
Nippon Prologis, Inc. REIT	73	154
Nomura Real Estate Master Fund, Inc. REIT	317	412
Orix, Inc. J-REIT	106	152
Sumitomo Realty & Development Co., Ltd.	18,000	545
United Urban Investment Corp. REIT	212	311
		7,537
Malta (0.1%)
BGP Holdings PLC (a)(d)(e)	5,886,464	104

Netherlands (0.5%)
Eurocommercial Properties N.V. CVA REIT	8,787	376
Wereldhave N.V. REIT	375	17
		393
Norway (0.4%)
Entra ASA (c)	19,002	260

Norwegian Property ASA	35,401	45
		305
Singapore (1.0%)
Ascendas Real Estate Investment Trust REIT	75,100	147
CapitaLand Commercial Trust REIT	104,800	128
CapitaLand Ltd.	32,000	84
CapitaLand Mall Trust REIT	96,900	143
EC World Real Estate Investment Trust Unit REIT	32,800	19
Keppel REIT	136,920	119
Suntec Real Estate Investment Trust REIT	51,300	70
UOL Group Ltd.	14,474	87
		797
Spain (0.7%)
Hispania Activos Inmobiliarios SOCIMI SA REIT	7,717	139
Inmobiliaria Colonial Socimi SA	10,016	99
Merlin Properties Socimi SA REIT	25,800	358
		596
Sweden (0.7%)
Atrium Ljungberg AB, Class B	7,836	137
Castellum AB	13,852	217
Hufvudstaden AB, Class A	14,038	240
		594
Switzerland (0.6%)
PSP Swiss Property AG (Registered)	4,965	457
Swiss Prime Site AG (Registered) (a)	533	48
		505
United Kingdom (5.8%)
British Land Co., PLC (The) REIT	128,964	1,040
Capital & Counties Properties PLC	17,420	62
Capital & Regional PLC REIT	78,268	60
Derwent London PLC REIT	17,424	652
Grainger PLC	12,453	45
Great Portland Estates PLC REIT	71,516	586
Hammerson PLC REIT	49,327	355
Intu Properties PLC REIT	53,213	164
Land Securities Group PLC REIT	88,515	1,154
LXB Retail Properties PLC (a)	137,376	52
Segro PLC REIT	14,944	107
St. Modwen Properties PLC	41,334	207
UNITE Group PLC (The) REIT	6,886	63
Urban & Civic PLC	66,008	228
		4,775
United States (54.7%)
Alexandria Real Estate Equities, Inc. REIT	2,810	334
American Homes 4 Rent, Class A REIT	14,520	315
AvalonBay Communities, Inc. REIT	7,560	1,349
Blackstone Mortgage Trust, Inc., Class A REIT	7,580	235
Boston Properties, Inc. REIT	23,541	2,893
Brixmor Property Group, Inc. REIT	17,625	331
Camden Property Trust REIT	11,464	1,048
CBL & Associates Properties, Inc. REIT	1,919	16
Chesapeake Lodging Trust REIT	20,143	543
Columbia Property Trust, Inc. REIT	9,356	204

Cousins Properties, Inc. REIT	29,035	271
CubeSmart REIT	8,129	211
DCT Industrial Trust, Inc. REIT	10,428	604
DDR Corp. REIT	7,700	71
Digital Realty Trust, Inc. REIT	5,520	653
Douglas Emmett, Inc. REIT	3,888	153
Duke Realty Corp. REIT	15,551	448
Education Realty Trust, Inc. REIT	6,590	237
Equity Lifestyle Properties, Inc. REIT	3,224	274
Equity Residential REIT	28,491	1,878
Essex Property Trust, Inc. REIT	3,005	763
Federal Realty Investment Trust REIT	951	118
Gaming and Leisure Properties, Inc. REIT	8,585	317
GGP, Inc. REIT	115,228	2,393
HCP, Inc. REIT	7,275	202
Healthcare Realty Trust, Inc. REIT	29,424	952
Healthcare Trust of America, Inc., Class A REIT	14,348	428
Hilton Worldwide Holdings, Inc.	5,432	377
Host Hotels & Resorts, Inc. REIT	30,721	568
Hudson Pacific Properties, Inc. REIT	7,550	253
Invitation Homes, Inc. REIT	580	13
JBG SMITH Properties REIT (a)	16,059	549
Kilroy Realty Corp. REIT	10,002	711
LaSalle Hotel Properties REIT	48,869	1,418
Liberty Property Trust REIT	5,809	239
Life Storage, Inc. REIT	7,365	603
Macerich Co. (The) REIT	19,458	1,070
Mack-Cali Realty Corp. REIT	26,914	638
National Retail Properties, Inc. REIT	9,284	387
Paramount Group, Inc. REIT	55,101	882
Pennsylvania Real Estate Investment Trust REIT	12,648	133
Prologis, Inc. REIT	21,849	1,387
Public Storage REIT	13,021	2,786
QTS Realty Trust, Inc., Class A REIT	12,729	667
Regency Centers Corp. REIT	19,987	1,240
Rexford Industrial Realty, Inc. REIT	11,885	340
RLJ Lodging Trust REIT	16,750	369
Simon Property Group, Inc. REIT	37,700	6,070
SL Green Realty Corp. REIT	7,948	805
Spirit Realty Capital, Inc. REIT	8,470	73
Starwood Property Trust, Inc. REIT	9,190	200
Starwood Waypoint Homes REIT	8,650	315
Tanger Factory Outlet Centers, Inc. REIT	4,972	121
Taubman Centers, Inc. REIT	7,630	379
UDR, Inc. REIT	9,783	372
Ventas, Inc. REIT	15,060	981
VEREIT, Inc. REIT	60,130	499
Vornado Realty Trust REIT	32,119	2,469
Welltower, Inc. REIT	8,924	627
		44,782
Total Common Stocks (Cost $61,544)		81,000

No. of Rights
Right (0.0%)
Singapore (0.0%)
CapitaLand Commercial Trust (a) (Cost $—)	17,397	4

	Shares	Value (000)
Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $607)	606,516	607
Total Investments (99.7%) (Cost $62,151) (g)(h)		81,611
Other Assets in Excess of Liabilities (0.3%)		253
Net Assets (100.0%)		$81,864

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

At September 30, 2017, the Fund held a fair valued security valued at approximately $104,000, representing 0.1% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(e)	Security has been deemed illiquid at September 30, 2017.
(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(h)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $20,534,000 and the aggregate gross unrealized depreciation is approximately $1,074,000, resulting in net unrealized appreciation of approximately $19,460,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	29.9%
Retail	25.0
Other*	18.3
Office	15.4
Residential	11.4
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (41.7%)
Agency Adjustable Rate Mortgage (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.62%, 2.51%, 7/1/45 (Cost $79)	$78	$79

Agency Fixed Rate Mortgages (2.7%)
United States (2.7%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 2/1/45 – 6/1/45	463	480
November TBA:
3.50%, 11/1/47 (a)	600	618
Federal National Mortgage Association,
Conventional Pools:
3.00%, 5/1/30 – 4/1/45	362	369
4.00%, 11/1/41 – 1/1/46	508	541
4.50%, 3/1/41 – 11/1/44	288	312
5.00%, 1/1/41 – 3/1/41	102	111
6.00%, 1/1/38	20	23
6.50%, 8/1/38	5	6
November TBA:
3.50%, 11/1/47 (a)	386	397
October TBA:
4.00%, 10/1/47 (a)	350	369
4.50%, 10/1/47 (a)	100	107
Government National Mortgage Association,
Various Pool:
4.00%, 7/15/44	69	73
Total Agency Fixed Rate Mortgages (Cost $3,412)		3,406

Asset-Backed Securities (0.1%)
United States (0.1%)
Louisiana Public Facilities Authority
0.00%, 4/26/27 (b)	67	67
North Carolina State Education Assistance Authority
3 Month USD LIBOR + 0.80%, 2.11%, 7/25/25 (b)	57	57
Total Asset-Backed Securities (Cost $121)		124

Commercial Mortgage-Backed Securities (1.2%)
United States (1.2%)
COMM Mortgage Trust,
3.28%, 1/10/46	45	46
3.96%, 3/10/47	144	153
4.89%, 7/15/47 (b)(c)	100	87
Commercial Mortgage Pass-Through Certificates,
4.24%, 2/10/47 (b)	77	83
JPMBB Commercial Mortgage Securities Trust,
4.11%, 9/15/47 (b)(c)	100	86
4.71%, 9/15/47 (b)(c)	102	87
4.82%, 8/15/47 (b)(c)	144	124

UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		40	42
Wells Fargo Commercial Mortgage Trust,
1 Month LIBOR + 1.03%, 2.26%, 2/15/27 (b)(c)		199	199
3.94%, 8/15/50 (c)		160	132
WFCG Commercial Mortgage Trust,
1 Month LIBOR + 3.14%, 4.38%, 11/15/29 (b)(c)		137	137
WFRBS Commercial Mortgage Trust,
3.99%, 5/15/47 (c)		150	115
4.14%, 10/15/57 (b)(c)		144	116
5.15%, 9/15/46 (b)(c)		140	134
Total Commercial Mortgage-Backed Securities (Cost $1,575)			1,541

Corporate Bonds (11.6%)
Australia (0.2%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	100	130
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)	$85		95
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)		70	73
			298
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24		125	131

Canada (0.7%)
Goldcorp, Inc.,
3.70%, 3/15/23		73	76
Province of Alberta Canada,
1.75%, 8/26/20		260	258
Province of British Columbia Canada,
2.00%, 10/23/22		260	258
Royal Bank of Canada,
2.75%, 2/1/22		250	255
			847
China (0.3%)
Baidu, Inc.,
2.88%, 7/6/22		200	201
3.25%, 8/6/18		225	227
			428
Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23		230	256

France (0.9%)
Air Liquide Finance SA,
1.75%, 9/27/21 (c)		200	196
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	EUR	200	246
BNP Paribas SA,
3.80%, 1/10/24 (c)	$200		208
5.00%, 1/15/21		85	92

BPCE SA,
5.15%, 7/21/24 (c)	200		216
Electricite de France SA,
5.00%, 1/22/26 (d)	EUR	100	129
TOTAL SA,
3.88%, 5/18/22 (d)	100		130
			1,217
Germany (0.9%)
BMW US Capital LLC,
2.15%, 4/6/20 (c)	$200		201
Deutsche Bank AG,
2.70%, 7/13/20	225		226
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (c)	150		152
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41	EUR	100	141
Siemens Financieringsmaatschappij N.V.,
2.15%, 5/27/20 (c)	$250		251
Vier Gas Transport GmbH,
3.13%, 7/10/23	EUR	100	136
			1,107
Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21	$120		116

Italy (0.2%)
FCA Bank SpA,
1.38%, 4/17/20	EUR	100	121
Intesa Sanpaolo SpA,
6.50%, 2/24/21 (c)	$100		112
Telecom Italia Finance SA,
7.75%, 1/24/33	EUR	30	54
			287
Malaysia (0.1%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)	$200		206

Netherlands (0.4%)
ABN AMRO Bank N.V.,
2.88%, 6/30/25	EUR	100	125
Cooperatieve Rabobank UA,
3.88%, 2/8/22	$50		53
Series G
3.75%, 11/9/20	EUR	50	65
ING Bank N.V.,
5.80%, 9/25/23 (c)	$200		229
			472
Spain (0.4%)
Santander Issuances SAU,
5.18%, 11/19/25	200		216

Telefonica Emisiones SAU,
4.71%, 1/20/20	EUR	200	262
			478
Sweden (0.2%)
Skandinaviska Enskilda Banken AB,
2.30%, 3/11/20	$250		252

Switzerland (0.4%)
ABB Treasury Center USA, Inc.,
4.00%, 6/15/21 (c)	50		53
Credit Suisse AG,
0.63%, 11/20/18	EUR	200	239
6.00%, 2/15/18	$25		25
UBS Group Funding Switzerland AG,
3.49%, 5/23/23 (c)	200		205
			522
United Kingdom (1.3%)
BP Capital Markets PLC,
2.50%, 11/6/22	100		100
Heathrow Funding Ltd.,
4.60%, 2/15/20	EUR	50	60
4.88%, 7/15/21 (c)	$100		107
HSBC Holdings PLC,
4.25%, 3/14/24	200		209
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	200	273
Nationwide Building Society,
6.25%, 2/25/20 (c)	$270		296
NGG Finance PLC,
5.63%, 6/18/73	GBP	100	152
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23	$200		205
Standard Chartered PLC,
2.10%, 8/19/19 (c)	225		225
			1,627
United States (5.2%)
Abbott Laboratories,
3.40%, 11/30/23	125		129
Air Lease Corp.,
2.13%, 1/15/20	150		150
Amazon.com, Inc.,
2.80%, 8/22/24 (c)	150		151
American Express Credit Corp.,
MTN
2.20%, 3/3/20	125		126
3.30%, 5/3/27	125		126
American International Group, Inc.,
4.88%, 6/1/22	50		55
Amgen, Inc.,
2.65%, 5/11/22	150		151
Apple, Inc.,
2.50%, 2/9/22	200		203
AT&T, Inc.,
4.25%, 3/1/27	175		180

4.50%, 3/9/48	95	88
AvalonBay Communities, Inc.,
Series G
2.95%, 9/15/22	50	51
Bank of America Corp.,
4.24%, 4/24/38	100	106
MTN
4.00%, 1/22/25	175	181
Becton Dickinson and Co.,
2.89%, 6/6/22	125	126
Capital One NA,
1.85%, 9/13/19	250	248
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	25	27
6.48%, 10/23/45	50	59
Citigroup, Inc.,
5.50%, 9/13/25	75	84
8.13%, 7/15/39	75	119
Coca-Cola Co. (The),
3.20%, 11/1/23	100	105
ConocoPhillips Co.,
4.95%, 3/15/26	75	85
Discover Bank,
3.10%, 6/4/20	255	261
Discovery Communications LLC,
2.95%, 3/20/23	100	100
Duke Energy Corp.,
1.80%, 9/1/21	100	98
Five Corners Funding Trust,
4.42%, 11/15/23 (c)	200	217
Ford Motor Credit Co., LLC,
2.68%, 1/9/20	200	202
General Motors Financial Co., Inc.,
2.35%, 10/4/19	75	75
Goldman Sachs Group, Inc. (The),
2.30%, 12/13/19	80	80
6.75%, 10/1/37	125	165
Home Depot, Inc. (The),
5.88%, 12/16/36	50	65
HSBC Finance Corp.,
6.68%, 1/15/21	51	58
HSBC USA, Inc.,
3.50%, 6/23/24	100	103
Johnson Controls International PLC,
3.90%, 2/14/26	75	79
JPMorgan Chase & Co.,
2.25%, 1/23/20	200	201
3.78%, 2/1/28	100	103
Lockheed Martin Corp.,
3.55%, 1/15/26	100	103
McDonald’s Corp.,
MTN
3.38%, 5/26/25	100	103
Medtronic, Inc.,
3.63%, 3/15/24	100	106
Merck & Co., Inc.,
2.80%, 5/18/23	100	103

Microsoft Corp.,
1.55%, 8/8/21	200		197
NBC Universal Media LLC,
4.38%, 4/1/21	130		140
NetApp, Inc.,
2.00%, 12/15/17	25		25
NextEra Energy Capital Holdings, Inc.,
3.55%, 5/1/27	125		129
Oncor Electric Delivery Co., LLC,
6.80%, 9/1/18	80		84
Oracle Corp.,
3.40%, 7/8/24	75		78
PepsiCo, Inc.,
3.60%, 3/1/24	100		106
PNC Financial Services Group, Inc. (The),
3.15%, 5/19/27	125		125
QUALCOMM, Inc.,
2.60%, 1/30/23	100		100
Rockwell Collins, Inc.,
1.95%, 7/15/19	100		100
Thermo Fisher Scientific, Inc.,
2.95%, 9/19/26	100		98
UnitedHealth Group, Inc.,
2.88%, 3/15/23	100		102
Verizon Communications, Inc.,
4.67%, 3/15/55	82		78
Visa, Inc.,
3.15%, 12/14/25	75		77
Wal-Mart Stores, Inc.,
2.55%, 4/11/23	50		51
Wells Fargo & Co.,
3.00%, 10/23/26	325		318
			6,580
Total Corporate Bonds (Cost $14,518)			14,824

Mortgages - Other (0.4%)
United States (0.4%)
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 7/25/46	222		218
3.50%, 5/25/45 – 7/25/46	299		305
4.00%, 5/25/45	25		25
Total Mortgages - Other (Cost $552)			548

Sovereign (22.6%)
Australia (0.8%)
Australia Government Bond,
2.75%, 11/21/27	AUD	950	740
3.25%, 4/21/25	420		342
			1,082
Austria (0.3%)
Republic of Austria Government Bond,
1.20%, 10/20/25 (c)	EUR	340	429

Belgium (1.2%)
Kingdom of Belgium Government Bond,
0.80%, 6/22/25 (c)	1,300		1,586

Bermuda (0.2%)
Bermuda Government International Bond,
4.85%, 2/6/24 (c)	$200		219

Canada (1.2%)
Canadian Government Bond,
0.50%, 3/1/22	CAD	680	517
1.50%, 6/1/26	1,240		948
			1,465
China (0.3%)
Sinopec Group Overseas Development 2013 Ltd.,
2.63%, 10/17/20	EUR	130	164
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (c)	$200		201
			365
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	670	106

France (0.8%)
French Republic Government Bond OAT,
1.75%, 5/25/23	EUR	580	754
3.25%, 5/25/45	160		252
			1,006
Germany (0.8%)
Bundesrepublik Deutschland,
1.00%, 8/15/25	210		265
4.25%, 7/4/39	300		576
4.75%, 7/4/34	90		171
			1,012
Greece (0.9%)
Hellenic Republic Government Bond,
3.00%, 2/24/23 – 2/24/42 (e)	1,266		1,182

Hungary (0.1%)
Hungary Government International Bond,
5.75%, 11/22/23	$130		151

Indonesia (0.2%)
Indonesia Government International Bond,
5.88%, 1/15/24	200		230

Ireland (0.1%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	80	128

Italy (1.4%)
Italy Buoni Poliennali Del Tesoro,

1.45%, 9/15/22	480		584
2.20%, 6/1/27	250		298
2.35%, 9/15/24 (c)	539		720
5.00%, 9/1/40	100		153
			1,755
Japan (6.4%)
Japan Government Five Year Bond,
0.20%, 3/20/19	JPY	52,000	465
Japan Government Ten Year Bond,
0.10%, 6/20/26	119,000		1,065
0.50%, 9/20/24	140,000		1,290
1.10%, 3/20/21 – 6/20/21	197,000		1,826
1.70%, 6/20/18	92,000		828
Japan Government Thirty Year Bond,
0.30%, 6/20/46	40,000		307
1.70%, 6/20/33	120,000		1,286
2.00%, 9/20/40	95,000		1,077
			8,144
Mexico (1.4%)
Mexican Bonos,
Series M
5.75%, 3/5/26	MXN	3,000	154
6.50%, 6/10/21	18,000		983
7.50%, 6/3/27	7,000		402
Petroleos Mexicanos,
4.88%, 1/18/24	$190		197
6.38%, 1/23/45	50		51
			1,787
Netherlands (0.4%)
Netherlands Government Bond,
0.25%, 7/15/25 (c)	EUR	450	531

Norway (0.1%)
Norway Government Bond,
2.00%, 5/24/23 (c)	NOK	730	96

Poland (0.1%)
Poland Government Bond,
4.00%, 10/25/23	PLN	330	96

Portugal (2.1%)
Portugal Obrigacoes do Tesouro OT,
2.88%, 7/21/26 (c)	EUR	1,080	1,350
4.13%, 4/14/27 (c)	1,004		1,361
			2,711
Russia (0.4%)
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	29,650	505

South Africa (0.1%)
South Africa Government Bond,
8.00%, 1/31/30	ZAR	1,490	101

Spain (1.0%)
Spain Government Bond,
0.40%, 4/30/22	EUR	330	393
1.95%, 7/30/30 (c)	440		520
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)	313		384
			1,297
Sweden (0.0%)
Sweden Government Bond,
1.00%, 11/12/26	SEK	470	59

United Kingdom (2.2%)
United Kingdom Gilt,
1.50%, 1/22/21 – 7/22/26	GBP	210	289
2.75%, 9/7/24	860		1,286
4.25%, 6/7/32 – 9/7/39	670		1,252
			2,827
Total Sovereign (Cost $27,567)			28,870

U.S. Treasury Securities (3.0%)
United States (3.0%)
U.S. Treasury Bonds,
2.50%, 2/15/45	$990		924
3.50%, 2/15/39	460		519
U.S. Treasury Notes,
0.38%, 1/15/27	557		551
1.75%, 4/30/22	1,530		1,521
2.25%, 2/15/27	360		358
Total U.S. Treasury Securities (Cost $3,852)			3,873
Total Fixed Income Securities (Cost $51,676)			53,265

	Shares	Value (000)
Common Stocks (41.9%)
Australia (0.8%)
AGL Energy Ltd.	604	11
Alumina Ltd.	6,307	11
Amcor Ltd.	1,863	22
AMP Ltd.	4,836	18
ASX Ltd.	334	14
Australia & New Zealand Banking Group Ltd.	4,637	108
BHP Billiton Ltd.	3,939	80
Brambles Ltd.	2,093	15
CIMIC Group Ltd.	277	10
Coca-Cola Amatil Ltd.	359	2
Commonwealth Bank of Australia	1,764	104
CSL Ltd.	672	71
Fortescue Metals Group Ltd.	1,940	8
GPT Group (The) REIT	5,192	20
Incitec Pivot Ltd.	3,007	8
Insurance Australia Group Ltd.	3,384	17
Macquarie Group Ltd.	483	34
National Australia Bank Ltd.	3,512	87

Newcrest Mining Ltd.	880	14
Orica Ltd.	729	11
Origin Energy Ltd. (f)	1,611	9
Orora Ltd.	1,863	5
QBE Insurance Group Ltd.	2,610	20
Rio Tinto Ltd.	530	28
Santos Ltd. (f)	1,349	4
Scentre Group REIT	6,813	21
Shopping Centres Australasia Property Group REIT	328	1
South32 Ltd.	7,996	21
South32 Ltd.	3,939	10
Star Entertainment Grp Ltd. (The)	248	1
Stockland REIT	6,833	23
Suncorp Group Ltd.	1,982	20
Sydney Airport	512	3
Tabcorp Holdings Ltd.	254	1
Telstra Corp., Ltd.	4,889	13
Transurban Group	2,281	21
Treasury Wine Estates Ltd.	1,092	12
Wesfarmers Ltd.	1,317	43
Westfield Corp. REIT	3,122	19
Westpac Banking Corp.	3,567	89
Woodside Petroleum Ltd.	758	17
Woolworths Ltd.	1,496	30
		1,076
Austria (0.1%)
BUWOG AG (f)	28	1
Erste Group Bank AG (f)	1,434	62
IMMOFINANZ AG (f)	560	1
Raiffeisen Bank International AG (f)	468	16
Verbund AG	75	2
voestalpine AG	158	8
		90
Belgium (0.2%)
Ageas	219	10
Anheuser-Busch InBev N.V.	525	63
Colruyt SA	71	4
Groupe Bruxelles Lambert SA	119	13
KBC Group N.V.	1,093	93
Solvay SA	57	8
Umicore SA	127	10
		201
Canada (1.0%)
Agnico Eagle Mines Ltd.	200	9
Agrium, Inc.	200	21
Bank of Montreal	500	38
Bank of Nova Scotia (The)	800	51
Barrick Gold Corp.	15,386	248
Barrick Gold Corp.	1,100	18
BCE, Inc.	1,000	47
Blackberry Ltd. (f)	500	6
Brookfield Asset Management, Inc., Class A	1,050	43
Brookfield Business Partners LP	21	1
Brookfield Property Partners LP	40	1

Cameco Corp.	500	5
Canadian Imperial Bank of Commerce	500	44
Canadian National Railway Co.	1,000	83
Canadian Natural Resources Ltd.	1,000	33
Canadian Pacific Railway Ltd.	200	34
Cenovus Energy, Inc.	800	8
Crescent Point Energy Corp.	300	2
Eldorado Gold Corp.	600	1
Enbridge, Inc.	900	38
Enbridge, Inc.	418	17
Encana Corp.	900	11
Goldcorp, Inc.	800	10
Imperial Oil Ltd.	100	3
Kinross Gold Corp. (f)	1,200	5
Loblaw Cos., Ltd.	129	7
Magna International, Inc.	600	32
Manulife Financial Corp.	2,900	59
National Bank of Canada	400	19
Obsidian Energy Ltd. (f)	500	1
Potash Corp. of Saskatchewan, Inc.	900	17
Power Corp. of Canada	600	15
PrairieSky Royalty Ltd.	20	1
Rogers Communications, Inc., Class B	400	21
Royal Bank of Canada	1,200	93
Sun Life Financial, Inc.	800	32
Suncor Energy, Inc.	1,600	56
Teck Resources Ltd., Class B	500	10
Thomson Reuters Corp.	500	23
Toronto-Dominion Bank (The)	1,800	101
TransCanada Corp.	600	30
Trisura Group Ltd. (f)	6	—	@
Wheaton Precious Metals Corp.	400	8
Yamana Gold, Inc.	900	2
		1,304
China (0.0%)
Yum China Holdings, Inc. (f)	258	10

Denmark (0.6%)
AP Moller - Maersk A/S Series A	7	13
AP Moller - Maersk A/S Series B	14	27
Danske Bank A/S	967	39
DSV A/S	3,345	253
ISS A/S	2,839	114
Novo Nordisk A/S Series B	5,760	275
Novozymes A/S Series B	467	24
Vestas Wind Systems A/S	547	49
		794
Finland (0.1%)
Elisa Oyj	163	7
Fortum Oyj	382	8
Kone Oyj, Class B	343	18
Metso Oyj	120	5
Nokia Oyj	3,329	20
Nokian Renkaat Oyj	141	6
Sampo Oyj, Class A	355	19
Stora Enso Oyj, Class R	588	8

UPM-Kymmene Oyj	325	9
Valmet Oyj	120	2
Wartsila Oyj Abp	171	12
		114
France (4.2%)
Accor SA	7,699	382
Aeroports de Paris (ADP)	345	56
Air Liquide SA	303	40
Airbus SE	396	38
Alstom SA	238	10
ArcelorMittal (f)	262	7
Atos SE	2,232	346
AXA SA	1,795	54
BNP Paribas SA	5,406	436
Bouygues SA	6,247	296
Capgemini SE	4,301	504
Carrefour SA	436	9
CGG SA (f)	5	—	@
Cie de Saint-Gobain	6,136	366
Cie Generale des Etablissements Michelin	214	31
Credit Agricole SA	5,756	105
Danone SA	432	34
Electricite de France SA	328	4
Engie SA	1,158	20
Essilor International SA	178	22
Fonciere Des Regions REIT	31	3
Gecina SA REIT	22	4
Groupe Eurotunnel SE	7,586	91
Hermes International	23	12
Klepierre SA REIT	187	7
L’Oreal SA	246	52
Legrand SA	114	8
LVMH Moet Hennessy Louis Vuitton SE	185	51
Metropole Television SA	463	11
Natixis SA	3,762	30
Orange SA	1,686	28
Pernod Ricard SA	206	29
Peugeot SA	28,923	689
Publicis Groupe SA	183	13
Renault SA	194	19
Rexel SA	6,648	115
Safran SA	147	15
Sanofi	455	45
Schneider Electric SE (f)	459	40
SES SA	360	8
Societe Generale SA	3,937	230
Sodexo SA	160	20
Television Francaise 1	1,447	21
Thales SA	92	10
TOTAL SA	1,305	70
Unibail-Rodamco SE REIT	52	13
Vallourec SA (f)	98	1
Veolia Environnement SA	344	8
Vinci SA	10,166	966
Vivendi SA	1,030	26
		5,395

Germany (1.1%)
Adidas AG	126	28
Allianz SE (Registered)	284	64
BASF SE	417	44
Bayer AG (Registered)	471	64
Bayerische Motoren Werke AG	254	26
CECONOMY AG	125	1
Commerzbank AG (f)	4,330	59
Continental AG	60	15
Daimler AG (Registered)	486	39
Deutsche Bank AG (Registered)	628	11
Deutsche Boerse AG	3,612	392
Deutsche Lufthansa AG (Registered)	129	4
Deutsche Post AG (Registered)	433	19
Deutsche Telekom AG (Registered)	1,535	29
E.ON SE	1,058	12
Fraport AG Frankfurt Airport Services Worldwide	935	89
Fresenius Medical Care AG & Co., KGaA	133	13
Fresenius SE & Co., KGaA	290	23
HeidelbergCement AG	44	5
Henkel AG & Co., KGaA	114	14
Henkel AG & Co., KGaA (Preference)	211	29
Infineon Technologies AG	911	23
K+S AG (Registered)	63	2
LANXESS AG	38	3
Linde AG	109	23
Merck KGaA	138	15
METRO AG (f)	125	3
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	146	31
OSRAM Licht AG	40	3
Porsche Automobil Holding SE (Preference)	188	12
ProSiebenSat.1 Media SE (Registered)	1,709	58
QIAGEN N.V. (f)	321	10
RWE AG (f)	346	8
Salzgitter AG	52	2
SAP SE	563	62
Siemens AG (Registered)	408	57
Stroeer SE & Co. KGaA	302	20
ThyssenKrupp AG	146	4
Uniper SE	105	3
Volkswagen AG	26	4
Volkswagen AG (Preference)	107	17
		1,340
Greece (0.1%)
Alpha Bank AE (f)	13,523	27
Eurobank Ergasias SA (f)	19,143	17
National Bank of Greece SA (f)	80,115	27
Piraeus Bank SA (f)	3,825	13
		84
Hong Kong (0.3%)
Bank of East Asia Ltd. (The)	2,819	12
BOC Hong Kong Holdings Ltd.	3,500	17
CK Asset Holdings Ltd.	3,052	25
CK Hutchison Holdings Ltd.	3,052	39
CLP Holdings Ltd.	2,200	23

Esprit Holdings Ltd. (f)	2,197	1
Global Brands Group Holding Ltd. (f)	6,000	1
Hanergy Thin Film Power Group Ltd. (f)(g)(h)	18,000	—	@
Hang Lung Group Ltd.	1,000	4
Hang Lung Properties Ltd.	3,000	7
Hang Seng Bank Ltd.	1,300	32
Henderson Land Development Co., Ltd.	2,778	18
Hong Kong & China Gas Co., Ltd.	6,550	12
Hong Kong Exchanges & Clearing Ltd.	1,159	31
I-CABLE Communications Ltd. (f)	1,072	—	@
Kerry Logistics Network Ltd.	750	1
Kerry Properties Ltd.	1,000	4
Li & Fung Ltd.	6,000	3
Link REIT	2,254	18
MTR Corp., Ltd.	2,428	14
New World Development Co., Ltd.	5,930	9
Power Assets Holdings Ltd.	1,500	13
Sands China Ltd.	2,400	13
Sino Land Co., Ltd.	4,349	8
Sun Hung Kai Properties Ltd.	2,530	41
Swire Pacific Ltd., Class A	1,000	10
Swire Properties Ltd.	750	3
Wharf Holdings Ltd. (The)	1,400	12
Wynn Macau Ltd.	2,000	5
		376
Ireland (0.1%)
Bank of Ireland Group PLC (f)	3,736	31
CRH PLC	3,730	142
		173
Italy (1.2%)
Assicurazioni Generali SpA	766	14
Atlantia SpA	13,075	413
Banco BPM SpA (f)	215	1
CNH Industrial N.V.	456	5
Enel SpA	4,573	27
Eni SpA	1,280	21
EXOR N.V.	55	3
Ferrari N.V.	61	7
Fiat Chrysler Automobiles N.V. (f)	607	11
GEDI Gruppo Editoriale SpA (f)	29	—	@
Intesa Sanpaolo SpA	61,080	215
Italgas SpA	197	1
Leonardo SpA	351	7
Luxottica Group SpA	69	4
Mediaset SpA (f)	13,181	46
Mediobanca SpA	44,293	475
Prysmian SpA	116	4
Rizzoli Corriere Della Sera Mediagroup SpA (f)	41	—	@
Saipem SpA (f)	15	—	@
Snam SpA	989	5
Telecom Italia SpA (f)	5,340	5
Telecom Italia SpA	2,252	2
Tenaris SA	277	4
Terna Rete Elettrica Nazionale SpA	922	5
UniCredit SpA (f)	8,011	171

Unione di Banche Italiane SpA	4,007	21
		1,467
Japan (3.4%)
Aeon Co., Ltd.	1,900	28
Aisin Seiki Co., Ltd.	400	21
Ajinomoto Co., Inc.	2,000	39
Asahi Glass Co., Ltd.	400	15
Asahi Group Holdings Ltd.	900	36
Asahi Kasei Corp.	3,000	37
Astellas Pharma, Inc.	2,500	32
Bridgestone Corp.	1,200	54
Canon, Inc.	1,300	44
Central Japan Railway Co.	234	41
Chubu Electric Power Co., Inc.	1,100	14
Chugoku Electric Power Co., Inc. (The)	700	7
Concordia Financial Group Ltd.	5,000	25
Dai Nippon Printing Co., Ltd.	500	12
Dai-ichi Life Holdings, Inc.	1,700	30
Daiichi Sankyo Co., Ltd.	1,000	23
Daikin Industries Ltd.	400	40
Daiwa House Industry Co., Ltd.	2,000	69
Daiwa Securities Group, Inc.	5,000	28
Denso Corp.	700	35
East Japan Railway Co.	500	46
Eisai Co., Ltd.	600	31
FANUC Corp.	300	61
Fast Retailing Co., Ltd.	100	29
FUJIFILM Holdings Corp.	1,000	39
Fujitsu Ltd.	4,000	30
Hankyu Hanshin Holdings, Inc.	1,000	38
Hitachi Ltd.	5,000	35
Honda Motor Co., Ltd.	1,900	56
Hoya Corp.	900	49
Inpex Corp.	1,200	13
ITOCHU Corp.	2,200	36
Japan Tobacco, Inc.	1,246	41
JFE Holdings, Inc.	900	18
JXTG Holdings, Inc.	4,300	22
Kansai Electric Power Co., Inc. (The)	1,200	15
Kao Corp.	700	41
KDDI Corp.	1,800	47
Keyence Corp.	400	212
Kintetsu Group Holdings Co., Ltd.	600	22
Kirin Holdings Co., Ltd.	2,000	47
Kobe Steel Ltd.	800	9
Komatsu Ltd.	1,600	46
Konica Minolta, Inc.	1,500	12
Kubota Corp.	3,000	55
Kuraray Co., Ltd.	1,000	19
Kyocera Corp.	600	37
Kyushu Electric Power Co., Inc.	800	8
LIXIL Group Corp.	1,100	29
Marubeni Corp.	3,000	20
Mitsubishi Chemical Holdings Corp.	3,500	33
Mitsubishi Corp.	1,800	42
Mitsubishi Electric Corp.	3,000	47
Mitsubishi Estate Co., Ltd.	2,000	35

Mitsubishi Heavy Industries Ltd.	700	28
Mitsui & Co., Ltd.	2,200	32
Mitsui Fudosan Co., Ltd.	2,000	43
Mitsui OSK Lines Ltd.	300	9
Mizuho Financial Group, Inc.	28,900	51
MS&AD Insurance Group Holdings, Inc.	1,100	35
Murata Manufacturing Co., Ltd.	300	44
NEC Corp.	800	22
NGK Insulators Ltd.	1,000	19
Nidec Corp.	400	49
Nikon Corp.	800	14
Nintendo Co., Ltd.	100	37
Nippon Building Fund, Inc. REIT	4	20
Nippon Steel & Sumitomo Metal Corp.	1,000	23
Nippon Telegraph & Telephone Corp.	1,400	64
Nippon Yusen KK (f)	300	6
Nissan Motor Co., Ltd.	3,000	30
Nitto Denko Corp.	300	25
Nomura Holdings, Inc.	5,300	30
NTT DOCOMO, Inc.	2,100	48
Odakyu Electric Railway Co., Ltd.	1,500	28
Olympus Corp.	500	17
Omron Corp.	700	36
Oriental Land Co., Ltd.	800	61
ORIX Corp.	1,710	28
Osaka Gas Co., Ltd.	1,000	19
Panasonic Corp.	2,800	41
Rakuten, Inc.	2,000	22
Ricoh Co., Ltd.	2,000	19
Rohm Co., Ltd.	300	26
Secom Co., Ltd.	500	36
Sekisui House Ltd.	2,000	34
Seven & i Holdings Co., Ltd.	1,200	46
Sharp Corp. (f)	200	6
Shikoku Electric Power Co., Inc.	500	6
Shin-Etsu Chemical Co., Ltd.	500	45
Shionogi & Co., Ltd.	1,200	66
Shiseido Co., Ltd.	800	32
Shizuoka Bank Ltd. (The)	3,000	27
SMC Corp.	200	71
SoftBank Group Corp.	1,100	89
Sompo Holdings, Inc.	1,000	39
Sony Corp.	1,300	48
Sumitomo Chemical Co., Ltd.	3,000	19
Sumitomo Corp.	1,900	27
Sumitomo Electric Industries Ltd.	1,200	20
Sumitomo Metal Mining Co., Ltd.	500	16
Sumitomo Mitsui Financial Group, Inc.	1,900	73
Sumitomo Mitsui Trust Holdings, Inc.	500	18
Sumitomo Realty & Development Co., Ltd.	1,000	30
Suzuki Motor Corp.	700	37
T&D Holdings, Inc.	1,700	25
Takeda Pharmaceutical Co., Ltd.	900	50
TDK Corp.	400	27
Terumo Corp.	1,000	39
Tohoku Electric Power Co., Inc.	1,000	13
Tokio Marine Holdings, Inc.	1,100	43
Tokyo Electric Power Co. Holdings, Inc. (f)	3,400	14
Tokyo Electron Ltd.	500	77

Tokyo Gas Co., Ltd.	800	20
Tokyu Corp.	1,500	21
Toray Industries, Inc.	3,000	29
Toshiba Corp. (f)	5,000	14
Toyota Industries Corp.	800	46
Toyota Motor Corp.	3,400	203
West Japan Railway Co.	400	28
Yahoo Japan Corp.	4,700	22
Yamada Denki Co., Ltd.	2,500	14
Yamato Holdings Co., Ltd.	400	8
		4,354
Netherlands (0.8%)
ABN AMRO Group N.V. CVA (c)	943	28
Akzo Nobel N.V.	228	21
ASML Holding N.V.	299	51
Fugro N.V. CVA (f)	56	1
Heineken N.V.	360	35
ING Groep N.V.	18,815	347
Koninklijke Ahold Delhaize N.V.	882	16
Koninklijke KPN N.V.	1,070	4
Koninklijke Philips N.V.	1,098	45
Koninklijke Vopak N.V.	68	3
PostNL N.V.	385	2
Randstad Holding N.V.	5,397	334
Unilever N.V. CVA	1,146	68
		955
New Zealand (0.0%)
Auckland International Airport Ltd.	1,674	8
Contact Energy Ltd.	1,252	5
Fletcher Building Ltd.	1,181	7
Mercury NZ Ltd.	1,212	3
Meridian Energy Ltd.	2,247	5
Ryman Healthcare Ltd.	661	4
Spark New Zealand Ltd.	3,134	8
		40
Norway (0.1%)
Akastor ASA (f)	246	1
Aker Solutions ASA (f)	246	1
DNB ASA	2,312	47
Kvaerner ASA (f)	246	—	@
Norsk Hydro ASA	1,778	13
Orkla ASA	1,208	12
REC Silicon ASA (f)	1,171	—	@
Statoil ASA	2,284	46
Subsea 7 SA	420	7
Telenor ASA	995	21
Yara International ASA	352	16
		164
Poland (0.0%)
Jeronimo Martins SGPS SA	241	5

Portugal (0.0%)
EDP - Energias de Portugal SA	2,371	9

Galp Energia SGPS SA	247	4
Pharol SGPS SA (Registered) (f)	610	—	@
		13
Russia (0.8%)
Gazprom PJSC ADR	37,303	156
LUKOIL PJSC ADR	2,946	156
Magnit PJSC GDR	2,124	87
MMC Norilsk Nickel PJSC ADR	4,340	75
Mobile TeleSystems PJSC ADR	3,300	34
Novatek PJSC (Registered GDR)	615	72
PhosAgro PJSC GDR	812	12
Rosneft Oil Co., PJSC (Registered GDR)	8,006	44
Rostelecom PJSC ADR	115	1
RusHydro PJSC ADR	4,747	7
Sberbank of Russia PJSC ADR	17,410	248
Severstal PJSC GDR	1,150	17
Sistema PJSC FC GDR	1,201	6
Surgutneftegas OJSC ADR	5,325	27
Tatneft PJSC ADR	1,128	48
VTB Bank PJSC (Registered GDR)	11,414	25
X5 Retail Group N.V. GDR (f)	690	31
		1,046
Spain (0.8%)
Abertis Infraestructuras SA	292	6
ACS Actividades de Construccion y Servicios SA	189	7
Amadeus IT Group SA, Class A	176	11
Banco Bilbao Vizcaya Argentaria SA	29,638	265
Banco de Sabadell SA	25,644	54
Banco Santander SA	64,194	448
Bankia SA	4,608	22
Bankinter SA	2,699	26
CaixaBank SA	11,483	58
Distribuidora Internacional de Alimentacion SA	556	3
Enagas SA	211	6
Ferrovial SA	309	7
Gas Natural SDG SA	192	4
Grifols SA	163	5
Grifols SA (Preference) Class B	38	1
Iberdrola SA	2,771	21
Industria de Diseno Textil SA	824	31
International Consolidated Airlines Group SA	1,054	8
Mediaset Espana Comunicacion SA	3,671	41
Red Electrica Corp., SA	338	7
Repsol SA	846	16
Telefonica SA	2,506	27
		1,074
Sweden (1.1%)
Alfa Laval AB	1,340	33
Assa Abloy AB, Class B	3,181	73
Atlas Copco AB, Class A	2,574	109
Atlas Copco AB, Class B	1,353	52
Boliden AB	845	29
Electrolux AB, Class B	602	20
Essity AB, Class B (f)	1,825	50

Hennes & Mauritz AB, Class B	2,860	74
Hexagon AB, Class B	748	37
Husqvarna AB, Class B	454	5
Investor AB, Class B	1,377	68
Kinnevik AB, Class B	352	11
Millicom International Cellular SA SDR	251	17
Nordea Bank AB	9,739	132
Ratos AB, Class B	226	1
Sandvik AB	3,708	64
Skandinaviska Enskilda Banken AB, Class A	7,184	95
Skanska AB, Class B	762	18
SKF AB, Class B	1,137	25
Svenska Cellulosa AB SCA, Class B	1,825	15
Svenska Handelsbanken AB, Class A	7,090	107
Swedbank AB, Class A	1,639	45
Swedish Match AB	1,352	47
Tele2 AB, Class B	1,044	12
Telefonaktiebolaget LM Ericsson, Class B	9,403	54
Telia Co., AB	13,884	65
Volvo AB, Class B	5,203	100
		1,358
Switzerland (2.1%)
ABB Ltd. (Registered)	4,655	115
Adecco Group AG (Registered) (f)	7,206	561
Baloise Holding AG (Registered)	167	27
Cie Financiere Richemont SA (Registered)	887	81
Credit Suisse Group AG (Registered) (f)	2,290	36
GAM Holding AG (f)	579	9
Geberit AG (Registered)	139	66
Givaudan SA (Registered)	22	48
Idorsia Ltd. (f)	449	8
Julius Baer Group Ltd. (f)	444	26
Kuehne & Nagel International AG (Registered)	131	24
LafargeHolcim Ltd. (Registered) (f)	430	25
LafargeHolcim Ltd. (Registered) (f)	177	10
Lonza Group AG (Registered) (f)	209	55
Nestle SA (Registered)	5,326	446
Novartis AG (Registered)	2,048	175
Roche Holding AG (Genusschein)	1,905	486
Schindler Holding AG	149	33
SGS SA (Registered)	21	50
Sonova Holding AG (Registered)	219	37
Swatch Group AG (The)	59	25
Swiss Life Holding AG (Registered) (f)	68	24
Swiss Re AG	248	23
UBS Group AG (Registered) (f)	6,939	119
Zurich Insurance Group AG	346	106
		2,615
United Kingdom (3.5%)
3i Group PLC	1,676	20
Admiral Group PLC	348	8
Anglo American PLC	2,332	42
Antofagasta PLC	694	9
Ashtead Group PLC	870	21
Associated British Foods PLC	617	26
AstraZeneca PLC	2,191	145

Auto Trader Group PLC (c)	1,724	9
Aviva PLC	7,059	49
Babcock International Group PLC	434	5
BAE Systems PLC	5,495	46
Barclays PLC	29,832	77
Barratt Developments PLC	1,730	14
Berkeley Group Holdings PLC	223	11
BHP Billiton PLC	3,707	65
BP PLC	34,243	219
British American Tobacco PLC	3,956	248
British Land Co., PLC (The) REIT	1,695	14
BT Group PLC	14,699	56
Bunzl PLC	585	18
Burberry Group PLC	761	18
Capita PLC	1,149	9
Carnival PLC	342	22
Centrica PLC	9,541	24
Cobham PLC	4,194	8
Coca-Cola European Partners PLC	93	4
Coca-Cola HBC AG (f)	319	11
Compass Group PLC	2,748	58
ConvaTec Group PLC (c)	2,407	9
Croda International PLC	228	12
CYBG PLC CDI (f)	888	4
DCC PLC	156	15
Diageo PLC	4,369	144
Direct Line Insurance Group PLC	2,379	12
Dixons Carphone PLC	1,688	4
easyJet PLC	272	4
Experian PLC	1,639	33
Ferguson PLC	451	30
Fresnillo PLC	389	7
G4S PLC	2,714	10
GKN PLC	2,939	14
GlaxoSmithKline PLC	8,480	169
Glencore PLC (f)	21,398	98
Hammerson PLC REIT	1,374	10
Hargreaves Lansdown PLC	453	9
Hikma Pharmaceuticals PLC	246	4
HSBC Holdings PLC	35,132	347
IMI PLC	479	8
Imperial Brands PLC	1,655	71
Inmarsat PLC	795	7
InterContinental Hotels Group PLC	317	17
Intertek Group PLC	283	19
Intu Properties PLC REIT	1,524	5
Investec PLC	1,162	8
ITV PLC	6,137	14
J Sainsbury PLC	2,861	9
Johnson Matthey PLC	333	15
Kingfisher PLC	3,845	15
Land Securities Group PLC REIT	1,293	17
Legal & General Group PLC	10,268	36
Lloyds Banking Group PLC	125,354	114
London Stock Exchange Group PLC	543	28
Marks & Spencer Group PLC	2,801	13
Mediclinic International PLC	640	6
Meggitt PLC	1,364	10
Merlin Entertainments PLC (c)	1,251	7

Micro Focus International PLC	760	24
Micro Focus International PLC ADR (f)	218	7
Mondi PLC	640	17
National Grid PLC	5,922	73
Next PLC	251	18
Old Mutual PLC	8,641	22
Paragon Offshore PLC (f)(g)(h)	67	—
Pearson PLC	1,460	12
Persimmon PLC	529	18
Provident Financial PLC	265	3
Prudential PLC	4,516	108
Randgold Resources Ltd.	163	16
Reckitt Benckiser Group PLC	1,178	108
RELX PLC	1,868	41
Rio Tinto PLC	2,147	100
Rolls-Royce Holdings PLC (f)	2,906	35
Royal Bank of Scotland Group PLC (f)	6,175	22
Royal Dutch Shell PLC, Class A	7,724	233
Royal Dutch Shell PLC, Class B	6,570	202
Royal Mail PLC	1,547	8
RSA Insurance Group PLC	1,787	15
Sage Group PLC (The)	1,895	18
Schroders PLC	218	10
Segro PLC REIT	1,726	12
Severn Trent PLC	405	12
Shire PLC	1,578	80
Shire PLC ADR	276	42
Sky PLC	1,774	22
Smith & Nephew PLC	1,536	28
Smiths Group PLC	695	15
SSE PLC	1,737	32
St. James’s Place PLC	918	14
Standard Chartered PLC (f)	5,783	57
Standard Life Aberdeen PLC	4,678	27
Tate & Lyle PLC	804	7
Taylor Wimpey PLC	5,619	15
Tesco PLC (f)	14,253	36
Travis Perkins PLC	437	8
TUI AG	761	13
Unilever PLC	2,225	129
United Utilities Group PLC	1,176	13
Vodafone Group PLC	45,906	128
Weir Group PLC (The)	387	10
Whitbread PLC	317	16
Wm Morrison Supermarkets PLC	3,819	12
Worldpay Group PLC (c)	3,530	19
WPP PLC	2,243	42
		4,509
United States (19.5%)
3M Co.	1,262	265
Abbott Laboratories	1,795	96
AbbVie, Inc.	1,366	121
Accenture PLC, Class A	1,076	145
Adient PLC	28	2
Adobe Systems, Inc. (f)	388	58
AdvanSix, Inc. (f)	103	4
AES Corp.	241	3

Aetna, Inc.	251	40
Agilent Technologies, Inc.	186	12
Alexion Pharmaceuticals, Inc. (f)	193	27
Allergan PLC	182	37
Alphabet, Inc., Class A (f)	401	390
Alphabet, Inc., Class C (f)	392	376
Altria Group, Inc.	2,444	155
Amazon.com, Inc. (f)	479	461
Ameren Corp.	173	10
American Electric Power Co., Inc.	395	28
American Express Co.	4,479	405
American International Group, Inc.	2,279	140
American Tower Corp. REIT	309	42
Ameriprise Financial, Inc.	184	27
AmerisourceBergen Corp.	223	18
Amgen, Inc.	968	181
Amphenol Corp., Class A	383	32
Anadarko Petroleum Corp.	1,073	52
Analog Devices, Inc.	139	12
Annaly Capital Management, Inc. REIT	428	5
Anthem, Inc.	285	54
Apache Corp.	200	9
Apple, Inc.	6,036	930
AT&T, Inc.	5,241	205
Automatic Data Processing, Inc.	275	30
Avery Dennison Corp.	239	24
Baker Hughes, a GE Co.	385	14
Bank of America Corp.	21,944	556
Bank of New York Mellon Corp. (The)	457	24
Baxter International, Inc.	1,207	76
BB&T Corp.	1,126	53
Becton Dickinson and Co.	259	51
Bed Bath & Beyond, Inc.	257	6
Berkshire Hathaway, Inc., Class B (f)	1,144	210
Biogen, Inc. (f)	366	115
Bioverativ, Inc. (f)	233	13
BlackRock, Inc.	365	163
Boeing Co. (The)	1,026	261
Boston Properties, Inc. REIT	144	18
Boston Scientific Corp. (f)	408	12
Bristol-Myers Squibb Co.	2,753	175
Broadcom Ltd.	6	1
California Resources Corp. (f)	89	1
Capital One Financial Corp.	5,469	463
Cardinal Health, Inc.	150	10
Carnival Corp.	2	—	@
Caterpillar, Inc.	1,091	136
CBS Corp., Class B	431	25
CDK Global, Inc.	125	8
Celgene Corp. (f)	1,102	161
CenterPoint Energy, Inc.	144	4
CenturyLink, Inc.	428	8
Cerner Corp. (f)	393	28
CF Industries Holdings, Inc.	32	1
CH Robinson Worldwide, Inc.	191	15
Charles Schwab Corp. (The)	620	27
Charter Communications, Inc., Class A (f)	151	55
Chemours Co. (The)	402	20
Chesapeake Energy Corp. (f)	195	1

Chevron Corp.	1,988	234
Chipotle Mexican Grill, Inc. (f)	37	11
Cigna Corp.	259	48
Cintas Corp.	155	22
Cisco Systems, Inc.	5,690	191
CIT Group, Inc.	421	21
Citigroup, Inc.	5,912	430
Citizens Financial Group, Inc.	434	16
Citrix Systems, Inc. (f)	204	16
Cleveland-Cliffs, Inc. (f)	14	—	@
CME Group, Inc.	175	24
Coach, Inc.	285	11
Coca-Cola Co. (The)	1,224	55
Cognizant Technology Solutions Corp., Class A	371	27
Colgate-Palmolive Co.	3,207	234
Comcast Corp., Class A	6,295	242
Comerica, Inc.	335	26
Concho Resources, Inc. (f)	100	13
Conduent, Inc. (f)	159	3
ConocoPhillips	1,920	96
CONSOL Energy, Inc. (f)	278	5
Consolidated Edison, Inc.	280	23
Costco Wholesale Corp.	923	152
CR Bard, Inc.	102	33
Crown Castle International Corp. REIT	288	29
CSX Corp.	366	20
Cummins, Inc.	8	1
CVS Health Corp.	3,385	275
Danaher Corp.	392	34
DaVita, Inc. (f)	249	15
Deere & Co.	20	3
Dell Technologies, Inc., Class V (f)	433	33
Devon Energy Corp.	225	8
Discover Financial Services	7,368	475
Discovery Communications, Inc., Class A (f)	352	8
Discovery Communications, Inc., Class C (f)	499	10
Dominion Energy, Inc.	223	17
DowDuPont, Inc.	3,813	264
DTE Energy Co.	231	25
Duke Energy Corp.	1,030	86
Dun & Bradstreet Corp. (The)	132	15
DXC Technology Co.	136	12
East West Bancorp, Inc.	123	7
Eaton Corp., PLC	25	2
eBay, Inc. (f)	1,839	71
Ecolab, Inc.	27	3
Edison International	300	23
Edwards Lifesciences Corp. (f)	260	28
Eli Lilly & Co.	1,256	107
Emerson Electric Co.	1,185	74
Entergy Corp.	233	18
EOG Resources, Inc.	421	41
Equity Residential REIT	299	20
ESC Seventy Seven (f)(g)	15	—
Estee Lauder Cos., Inc. (The), Class A	236	25
Exelon Corp.	420	16
Express Scripts Holding Co. (f)	879	56
Exxon Mobil Corp.	4,059	333
Facebook, Inc., Class A (f)	1,565	267

Fastenal Co.	13	1
FedEx Corp.	283	64
Fifth Third Bancorp	1,095	31
First Republic Bank	135	14
FirstEnergy Corp.	257	8
Fluor Corp.	37	2
Ford Motor Co.	5,624	67
Fortive Corp.	241	17
Franklin Resources, Inc.	266	12
Freeport-McMoRan, Inc. (f)	9,794	138
Frontier Communications Corp.	24	—	@
General Dynamics Corp.	60	12
General Electric Co.	6,030	146
General Mills, Inc.	463	24
GGP, Inc. REIT	417	9
Gilead Sciences, Inc.	1,184	96
Goldman Sachs Group, Inc. (The)	682	162
Halliburton Co.	9,263	426
Halyard Health, Inc. (f)	242	11
HCP, Inc. REIT	263	7
Henry Schein, Inc. (f)	272	22
Hershey Co. (The)	136	15
Hess Corp.	191	9
Hewlett Packard Enterprise Co.	1,388	20
Home Depot, Inc. (The)	1,867	305
Honeywell International, Inc.	1,923	273
HP, Inc.	1,214	24
Humana, Inc.	108	26
Huntington Bancshares, Inc.	933	13
Illinois Tool Works, Inc.	24	4
Intel Corp.	3,399	129
Intercontinental Exchange, Inc.	426	29
International Business Machines Corp.	1,104	160
Interpublic Group of Cos., Inc. (The)	458	10
Intuit, Inc.	270	38
Intuitive Surgical, Inc. (f)	39	41
Invesco Ltd.	395	14
Iron Mountain, Inc. CDI	78	3
Iron Mountain, Inc. REIT	348	14
JBG SMITH Properties REIT (f)	54	2
Johnson & Johnson	2,965	385
Johnson Controls International PLC	289	12
JPMorgan Chase & Co.	8,334	796
Juniper Networks, Inc.	410	11
Kellogg Co.	350	22
KeyCorp	1,327	25
Keysight Technologies, Inc. (f)	92	4
Kimberly-Clark Corp.	1,080	127
Kimco Realty Corp. REIT	444	9
Kohl’s Corp.	249	11
Kraft Heinz Co. (The)	79	6
Kroger Co. (The)	677	14
L Brands, Inc.	219	9
Laboratory Corp. of America Holdings (f)	142	21
Las Vegas Sands Corp.	134	9
Liberty Global PLC, Class A (f)	301	10
Liberty Global PLC Series C (f)	411	13
Liberty Global PLC LiLAC, Class A (f)	52	1
Liberty Global PLC LiLAC Series C (f)	131	3

Liberty Property Trust REIT	294	12
Lockheed Martin Corp.	13	4
LogMeIn, Inc.	35	4
Lowe’s Cos., Inc.	1,906	152
M&T Bank Corp.	285	46
Macerich Co. (The) REIT	299	16
Mallinckrodt PLC (f)	24	1
ManpowerGroup, Inc.	91	11
Marathon Oil Corp.	335	5
Marathon Petroleum Corp.	382	21
Marriott International, Inc., Class A	2	—	@
Mastercard, Inc., Class A	2,215	313
McDonald’s Corp.	1,121	176
McKesson Corp.	249	38
Medtronic PLC	1,903	148
Merck & Co., Inc.	2,226	143
Microsoft Corp.	6,695	499
Mondelez International, Inc., Class A	928	38
Monsanto Co.	365	44
Mosaic Co. (The)	24	1
Murphy Oil Corp.	280	7
Murphy USA, Inc. (f)	118	8
Nasdaq, Inc.	155	12
National Oilwell Varco, Inc.	345	12
NetApp, Inc.	333	15
NetScout Systems, Inc. (f)	3,144	102
New York Community Bancorp, Inc.	155	2
Newfield Exploration Co. (f)	287	9
Newmont Mining Corp.	7,308	274
News Corp., Class A	407	5
News Corp., Class B	225	3
NextEra Energy, Inc.	264	39
NIKE, Inc., Class B	3,592	186
Noble Corp., PLC (f)	184	1
Noble Energy, Inc.	225	6
Nordstrom, Inc.	113	5
Norfolk Southern Corp.	409	54
Northrop Grumman Corp.	16	5
NOW, Inc. (f)	136	2
O’Reilly Automotive, Inc. (f)	200	43
Occidental Petroleum Corp.	1,065	68
Omnicom Group, Inc.	228	17
ONE Gas, Inc.	93	7
ONEOK, Inc.	273	15
Oracle Corp.	4,080	197
PACCAR, Inc.	18	1
PayPal Holdings, Inc. (f)	1,839	118
Pentair PLC	5	—	@
People’s United Financial, Inc.	451	8
PepsiCo, Inc.	1,642	183
Pfizer, Inc.	4,917	176
PG&E Corp.	296	20
Philip Morris International, Inc.	1,523	169
Phillips 66	867	79
Pioneer Natural Resources Co.	249	37
Pitney Bowes, Inc.	168	2
PNC Financial Services Group, Inc. (The)	1,084	146
PPL Corp.	321	12
Praxair, Inc.	24	3

Priceline Group, Inc. (The) (f)	44	81
Procter & Gamble Co. (The)	3,087	281
Prologis, Inc. REIT	262	17
Public Service Enterprise Group, Inc.	321	15
Public Storage REIT	138	30
QUALCOMM, Inc.	2,843	147
Quality Care Properties, Inc. REIT (f)	52	1
Quest Diagnostics, Inc.	203	19
Range Resources Corp.	120	2
Rayonier Advanced Materials, Inc.	140	2
Rayonier, Inc. REIT	229	7
Raytheon Co.	18	3
Regions Financial Corp.	1,503	23
Republic Services, Inc.	344	23
Robert Half International, Inc.	184	9
Rockwell Automation, Inc.	8	1
Ross Stores, Inc.	377	24
Royal Caribbean Cruises Ltd.	2	—	@
S&P Global, Inc.	262	41
Sabra Health Care, Inc. REIT	86	2
salesforce.com, Inc. (f)	301	28
Schlumberger Ltd.	1,543	108
Scripps Networks Interactive, Inc., Class A	131	11
Sempra Energy	294	34
Signature Bank (f)	47	6
Simon Property Group, Inc. REIT	401	65
Southern Co. (The)	316	16
Southwestern Energy Co. (f)	322	2
Sprint Corp. (f)	1,068	8
Starbucks Corp.	2,273	122
State Street Corp.	294	28
Stericycle, Inc. (f)	206	15
Stryker Corp.	270	38
SunTrust Banks, Inc.	697	42
SVB Financial Group (f)	44	8
Symantec Corp.	337	11
Synchrony Financial	14,357	446
Sysco Corp.	319	17
T Rowe Price Group, Inc.	230	21
Target Corp.	1,105	65
TE Connectivity Ltd.	153	13
TechnipFMC PLC (f)	81	2
Texas Instruments, Inc.	3,216	288
Thermo Fisher Scientific, Inc.	252	48
Time Warner, Inc.	793	81
Time, Inc.	260	4
TJX Cos., Inc. (The)	631	47
Twenty-First Century Fox, Inc., Class A	1,544	41
Twenty-First Century Fox, Inc., Class B	369	10
Union Pacific Corp.	1,897	220
United Parcel Service, Inc., Class B	1,913	230
United Technologies Corp.	3,299	383
UnitedHealth Group, Inc.	1,877	368
Urban Edge Properties REIT	54	1
US Bancorp	2,794	150
Valero Energy Corp.	390	30
Varex Imaging Corp. (f)	90	3
Varian Medical Systems, Inc. (f)	226	23
Ventas, Inc. REIT	208	14

Verisk Analytics, Inc. (f)	139	12
Verizon Communications, Inc.	8,140	403
VF Corp.	287	18
Viacom, Inc., Class B	241	7
Visa, Inc., Class A	2,922	308
Vornado Realty Trust REIT	108	8
Wal-Mart Stores, Inc.	3,343	261
Walgreens Boots Alliance, Inc.	417	32
Walt Disney Co. (The)	1,942	191
Washington Prime Group, Inc. REIT	388	3
Waste Management, Inc.	357	28
Weatherford International PLC (f)	516	2
WEC Energy Group, Inc.	182	11
Wells Fargo & Co.	7,814	431
Welltower, Inc. REIT	299	21
Western Digital Corp.	59	5
Western Union Co. (The)	73	1
Weyerhaeuser Co. REIT	623	21
Williams Cos., Inc. (The)	378	11
WPX Energy, Inc. (f)	241	3
WW Grainger, Inc.	3	1
Wynn Resorts Ltd.	94	14
Xcel Energy, Inc.	243	12
Xerox Corp.	199	7
Xylem, Inc.	111	7
Yum! Brands, Inc.	258	19
Zimmer Biomet Holdings, Inc.	206	24
Zions Bancorporation	173	8
Zoetis, Inc.	1,307	83
		24,794
Total Common Stocks (Cost $41,015)		53,351

Investment Company (2.3%)
United States (2.3%)
SPDR S&P 500 ETF Trust (Cost $1,662)	11,456	2,878

Short-Term Investments (13.5%)
Investment Company (12.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (i) (Cost $16,404)	16,403,874	16,404

	Face Amount (000)	Value (000)
U.S. Treasury Security (0.6%)
U.S. Treasury Bill
1.19%, 4/26/18 (j)(k) (Cost $745)	$750	745
Total Short-Term Investments (Cost $17,149)		17,149
Total Investments (99.4%) (Cost $111,502) (l)(m)(n)		126,643
Other Assets in Excess of Liabilities (0.6%)		806
Net Assets (100.0%)		$127,449

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security is subject to delayed delivery.
(b)

Floating or Variable rate securities: The rates disclosed are as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2017.

(e)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2017. Maturity date disclosed is the ultimate maturity date.
(f)	Non-income producing security.
(g)

At September 30, 2017, the Fund held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(h)	Security has been deemed illiquid at September 30, 2017.
(i)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $17,000 relating to the Fund’s investment in the Liquidity Funds.

(j)	Rate shown is the yield to maturity at September 30, 2017.
(k)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(l)	Securities are available for collateral in connection with securities purchase on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(m)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(n)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $19,048,000 and the aggregate gross unrealized depreciation is approximately $3,226,000, resulting in net unrealized appreciation of approximately $15,822,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
GDR	Global Depositary Receipt.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
OJSC	Open Joint Stock Company.
PJSC	Public Joint Stock Company.
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.
SPDR	Standard & Poor’s Depository Receipt.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	AUD	1,042		$831	10/6/17	$14
Australia and New Zealand Banking Group	MXN	1,129		$62	10/6/17	(—@ )
Bank of America NA	EUR	461		$543	11/9/17	(2)
Bank of America NA	ILS	739		$206	11/9/17	(4)
Bank of America NA	PLN	2,179		$601	11/9/17	4
Bank of America NA	PLN	330		$90	11/9/17	(—@ )
Bank of America NA		$25	ILS	90	11/9/17	—@
Bank of America NA		$44	ILS	156	11/9/17	1
Bank of America NA		$102	ILS	364	11/9/17	2
Bank of America NA		$44	PLN	156	11/9/17	(1)
Bank of America NA		$101	PLN	363	11/9/17	(2)
Bank of Montreal	HUF	87,618		$339	11/9/17	6
Bank of Montreal		$458	CAD	580	11/9/17	7
Bank of Montreal		$72	HUF	18,551	11/9/17	(2)
Bank of Montreal		$44	HUF	11,179	11/9/17	(1)
Bank of Montreal		$101	HUF	26,083	11/9/17	(2)
Bank of New York Mellon	CHF	20		$21	11/9/17	(—@ )
Barclays Bank PLC	EUR	2,181		$2,572	11/9/17	(11)
Barclays Bank PLC	EUR	394		$472	11/9/17	5
Barclays Bank PLC	EUR	394		$473	11/9/17	6
Barclays Bank PLC	MXN	22,292		$1,243	10/6/17	19
Barclays Bank PLC	SGD	10		$7	11/9/17	(—@ )
Barclays Bank PLC	SGD	122		$90	11/9/17	(—@ )
Barclays Bank PLC		$117	EUR	99	11/9/17	—@
Barclays Bank PLC		$771	GBP	567	11/9/17	(10)
Barclays Bank PLC		$472	GBP	347	11/9/17	(6)
Barclays Bank PLC		$471	GBP	347	11/9/17	(5)
Barclays Bank PLC		$424	GBP	326	11/9/17	14
Barclays Bank PLC		$17	JPY	1,847	10/6/17	(—@ )
Barclays Bank PLC		$23	SGD	31	11/9/17	(—@ )
Barclays Bank PLC		$43	SGD	59	11/9/17	—@
Barclays Bank PLC		$101	SGD	138	11/9/17	—@
BNP Paribas SA	CAD	578		$458	11/9/17	(5)
BNP Paribas SA	CAD	1,157		$918	11/9/17	(9)
BNP Paribas SA	CAD	578		$461	11/9/17	(3)
BNP Paribas SA	CHF	49		$50	11/9/17	(—@ )
BNP Paribas SA	CHF	69		$71	11/9/17	(—@ )
BNP Paribas SA	RUB	5,218		$89	11/9/17	(1)
BNP Paribas SA		$735	CAD	931	11/9/17	11
BNP Paribas SA		$459	RUB	27,190	11/9/17	10
BNP Paribas SA		$919	RUB	54,379	11/9/17	20
BNP Paribas SA		$461	RUB	27,190	11/9/17	8
Citibank NA	AUD	112		$88	11/9/17	—@
Citibank NA	AUD	67		$53	11/9/17	(—@ )
Citibank NA	CHF	204		$210	11/9/17	(1)
Citibank NA	CLP	212,252		$327	11/9/17	(4)
Citibank NA	CLP	57,290		$90	11/9/17	—@
Citibank NA	CZK	2,145		$98	2/1/18	—@
Citibank NA	CZK	3,322		$153	2/1/18	1

Citibank NA	CZK	4,277		$185	2/1/18	(11)
Citibank NA	CZK	3,937		$175	2/1/18	(6)
Citibank NA	EUR	1,035		$1,128	2/1/18	(104)
Citibank NA	EUR	1,183		$1,287	2/1/18	(121)
Citibank NA	EUR	1,249		$1,361	2/1/18	(125)
Citibank NA	EUR	416		$454	2/1/18	(42)
Citibank NA	EUR	426		$463	2/1/18	(44)
Citibank NA	EUR	299		$352	11/9/17	(1)
Citibank NA	EUR	1,187		$1,407	11/9/17	1
Citibank NA	EUR	1,509		$1,787	2/1/18	(9)
Citibank NA	EUR	410		$485	11/9/17	(—@ )
Citibank NA	EUR	65		$77	2/1/18	(—@ )
Citibank NA	GBP	1,087		$1,403	11/9/17	(55)
Citibank NA	ILS	318		$90	11/9/17	—@
Citibank NA	KRW	333,123		$295	11/9/17	4
Citibank NA	KRW	103,122		$90	11/9/17	(—@ )
Citibank NA	RUB	9,677		$158	11/9/17	(10)
Citibank NA	RUB	7,839		$128	11/9/17	(8)
Citibank NA	THB	10,995		$331	11/9/17	1
Citibank NA	THB	3,007		$90	11/9/17	(—@ )
Citibank NA	TRY	2,241		$636	11/9/17	14
Citibank NA	TRY	5,230		$1,480	11/9/17	28
Citibank NA	TRY	321		$89	11/9/17	—@
Citibank NA		$29	CLP	18,245	11/9/17	(1)
Citibank NA		$43	CLP	27,373	11/9/17	(1)
Citibank NA		$101	CLP	63,870	11/9/17	(2)
Citibank NA		$1,363	CZK	33,525	2/1/18	175
Citibank NA		$455	CZK	11,175	2/1/18	58
Citibank NA		$463	CZK	11,438	2/1/18	62
Citibank NA		$1,797	CZK	39,393	2/1/18	11
Citibank NA		$1,141	CZK	27,957	2/1/18	141
Citibank NA		$1,302	CZK	31,962	2/1/18	164
Citibank NA		$115	EUR	100	2/1/18	3
Citibank NA		$131	EUR	109	2/1/18	(1)
Citibank NA		$3,016	EUR	2,524	10/6/17	(32)
Citibank NA		$1,409	EUR	1,177	11/9/17	(15)
Citibank NA		$90	EUR	75	2/1/18	(1)
Citibank NA		$116	EUR	102	2/1/18	5
Citibank NA		$1,398	GBP	1,074	11/9/17	43
Citibank NA		$121	HKD	945	11/9/17	(—@ )
Citibank NA		$44	KRW	48,890	11/9/17	(1)
Citibank NA		$102	KRW	114,076	11/9/17	(2)
Citibank NA		$43	RUB	2,542	11/9/17	1
Citibank NA		$100	RUB	5,932	11/9/17	2
Citibank NA		$44	THB	1,445	11/9/17	(—@ )
Citibank NA		$73	THB	2,415	11/9/17	(—@ )
Citibank NA		$102	THB	3,372	11/9/17	(—@ )
Citibank NA		$2,093	TRY	7,585	11/9/17	12
Commonwealth Bank of Australia	EUR	916		$1,081	11/9/17	(5)
Commonwealth Bank of Australia	NZD	9		$7	11/9/17	—@
Commonwealth Bank of Australia		$29	GBP	22	11/9/17	1
Commonwealth Bank of Australia		$53	GBP	39	11/9/17	—@
Credit Suisse International	CHF	5		$5	11/9/17	(—@ )
Credit Suisse International	EUR	14		$17	11/9/17	(—@ )
Goldman Sachs International	AUD	1,680		$1,325	11/9/17	8
Goldman Sachs International	AUD	401		$320	11/9/17	5
Goldman Sachs International	BRL	2,903		$917	11/9/17	5
Goldman Sachs International	BRL	287		$90	11/9/17	(—@ )
Goldman Sachs International	BRL	117		$37	11/9/17	—@

Goldman Sachs International	CNH	2,128		$315	11/9/17	(5)
Goldman Sachs International	CNH	599		$90	11/9/17	(—@	)
Goldman Sachs International	EUR	949		$1,120	11/9/17	(5)
Goldman Sachs International	EUR	169		$200	11/9/17	(—@	)
Goldman Sachs International	EUR	36		$42	11/9/17	—@
Goldman Sachs International	EUR	119		$142	11/9/17	1
Goldman Sachs International	EUR	42		$50	11/9/17	1
Goldman Sachs International	EUR	42		$50	11/9/17	1
Goldman Sachs International	EUR	42		$50	11/9/17	—@
Goldman Sachs International	EUR	42		$49	11/9/17	—@
Goldman Sachs International	EUR	459		$550	11/9/17	6
Goldman Sachs International	HKD	1,268		$163	11/9/17	(—@	)
Goldman Sachs International	HUF	23,762		$90	11/9/17	(—@	)
Goldman Sachs International	IDR	4,175,277		$310	11/9/17	1
Goldman Sachs International	IDR	1,216,350		$90	11/9/17	(—@	)
Goldman Sachs International	INR	20,329		$316	11/9/17	6
Goldman Sachs International	INR	5,892		$90	11/9/17	(—@	)
Goldman Sachs International	JPY	3,446		$31	11/9/17	1
Goldman Sachs International	JPY	13,266		$121	11/9/17	3
Goldman Sachs International	JPY	2,766		$25	11/9/17	1
Goldman Sachs International	JPY	9,260		$85	11/9/17	3
Goldman Sachs International	JPY	3,231		$30	11/9/17	1
Goldman Sachs International	JPY	3,231		$29	11/9/17	1
Goldman Sachs International	JPY	3,231		$29	11/9/17	—@
Goldman Sachs International	JPY	3,231		$29	11/9/17	—@
Goldman Sachs International		$1,163	BRL	3,620	11/9/17	(26)
Goldman Sachs International		$44	CNH	288	11/9/17	(—@	)
Goldman Sachs International		$101	CNH	672	11/9/17	(—@	)
Goldman Sachs International		$256	EUR	214	11/9/17	(2)
Goldman Sachs International		$88	EUR	73	11/9/17	(1)
Goldman Sachs International		$8	GBP	6	11/9/17	—@
Goldman Sachs International	$	—@	HKD	1	11/9/17	—@
Goldman Sachs International		$222	HKD	1,733	11/9/17	—@
Goldman Sachs International		$43	IDR	580,594	11/9/17	(—@	)
Goldman Sachs International		$101	IDR	1,354,720	11/9/17	(1)
Goldman Sachs International		$43	INR	2,784	11/9/17	(1)
Goldman Sachs International		$101	INR	6,495	11/9/17	(2)
Goldman Sachs International	ZAR	2,112		$157	11/9/17	2
HSBC Bank PLC	CAD	174		$141	10/6/17	1
HSBC Bank PLC	GBP	209		$273	10/6/17	(7)
HSBC Bank PLC		$1	CAD	2	10/6/17	(—@	)
HSBC Bank PLC		$3	EUR	3	10/6/17	(—@	)
HSBC Bank PLC		$6	EUR	5	10/6/17	(—@	)
HSBC Bank PLC		$29	GBP	22	10/6/17	1
HSBC Bank PLC		$68	NZD	94	10/6/17	—@
HSBC Bank PLC		$309	PLN	1,099	10/6/17	(8)
JPMorgan Chase Bank NA	BRL	1,610		$508	11/9/17	2
JPMorgan Chase Bank NA	CAD	177		$142	11/9/17	(—@	)
JPMorgan Chase Bank NA	CHF	73		$76	11/9/17	(—@	)
JPMorgan Chase Bank NA	JPY	218,618		$1,982	11/9/17	35
JPMorgan Chase Bank NA	JPY	115,972		$1,067	11/9/17	35
JPMorgan Chase Bank NA	JPY	39,034		$347	11/9/17	(—@	)
JPMorgan Chase Bank NA	RUB	25,625		$440	10/6/17	(5)
JPMorgan Chase Bank NA	SEK	2,105		$259	10/6/17	1
JPMorgan Chase Bank NA	TWD	9,448		$313	11/9/17	1
JPMorgan Chase Bank NA	TWD	2,734		$90	11/9/17	(—@	)
JPMorgan Chase Bank NA		$43	BRL	138	11/9/17	—@
JPMorgan Chase Bank NA		$101	BRL	321	11/9/17	(—@	)
JPMorgan Chase Bank NA		$12	EUR	10	10/6/17	(—@	)

JPMorgan Chase Bank NA		$5	EUR	4	10/6/17	(—@ )
JPMorgan Chase Bank NA		$224	HKD	1,750	11/9/17	—@
JPMorgan Chase Bank NA		$113	JPY	12,322	10/6/17	(4)
JPMorgan Chase Bank NA		$5	MXN	87	10/6/17	(—@ )
JPMorgan Chase Bank NA		$359	MXN	6,560	11/9/17	(1)
JPMorgan Chase Bank NA		$843	MXN	15,334	11/9/17	(6)
JPMorgan Chase Bank NA		$43	MXN	773	11/9/17	(1)
JPMorgan Chase Bank NA		$100	MXN	1,804	11/9/17	(2)
JPMorgan Chase Bank NA		$260	NOK	2,045	10/6/17	(3)
JPMorgan Chase Bank NA		$435	SEK	3,458	10/6/17	(10)
JPMorgan Chase Bank NA		$100	SGD	135	10/6/17	(—@ )
JPMorgan Chase Bank NA		$77	THB	2,555	10/6/17	(1)
JPMorgan Chase Bank NA		$2,138	TRY	7,743	11/9/17	12
JPMorgan Chase Bank NA		$44	TWD	1,311	11/9/17	(—@ )
JPMorgan Chase Bank NA		$102	TWD	3,059	11/9/17	(1)
JPMorgan Chase Bank NA		$43	ZAR	567	11/9/17	(1)
JPMorgan Chase Bank NA		$101	ZAR	1,323	11/9/17	(3)
JPMorgan Chase Bank NA	ZAR	2,159		$161	11/9/17	2
JPMorgan Chase Bank NA	ZAR	1,219		$90	11/9/17	—@
State Street Bank and Trust Co.	EUR	95		$112	11/9/17	(—@ )
State Street Bank and Trust Co.	KRW	686,342		$599	10/10/17	(—@ )
State Street Bank and Trust Co.		$13	HKD	100	11/9/17	—@
State Street Bank and Trust Co.		$609	KRW	686,342	10/10/17	(9)
State Street Bank and Trust Co.		$599	KRW	686,342	11/10/17	—@
State Street Bank and Trust Co.		$148	MYR	630	10/6/17	1
UBS AG	AUD	2,040		$1,609	11/9/17	9
UBS AG	CHF	93		$96	11/9/17	(—@ )
UBS AG	DKK	1,855		$294	11/9/17	(1)
UBS AG	EUR	545		$643	11/9/17	(3)
UBS AG	EUR	66		$78	10/6/17	(—@ )
UBS AG	EUR	1,035		$1,224	11/9/17	(1)
UBS AG	GBP	43		$58	10/6/17	—@
UBS AG	NOK	2,296		$288	11/9/17	(—@ )
UBS AG	SEK	737		$93	11/9/17	2
UBS AG		$259	CAD	329	11/9/17	4
UBS AG		$333	CHF	318	10/6/17	(5)
UBS AG		$51	DKK	317	10/6/17	(1)
UBS AG		$153	EUR	128	11/9/17	(2)
UBS AG		$191	EUR	159	11/9/17	(2)
UBS AG		$7	NOK	59	11/9/17	(—@ )
UBS AG		$2,224	SEK	18,123	11/9/17	5
UBS AG		$344	SEK	2,802	11/9/17	1
UBS AG		$1,227	SEK	9,989	11/9/17	2
UBS AG		$5	ZAR	60	10/6/17	(—@ )
						$228

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2017:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index (France)	1	Oct-17	—@	$63	$2
Dax Index (Germany)	1	Dec-17	—@	378	15
Euro Stoxx 50 Index (Germany)	61	Dec-17	1	2,578	49
FTSE MIB Index (Italy)	5	Dec-17	—@	669	15
German Euro BOBL (Germany)	12	Dec-17	1,200	1,861	(8)
Hang Seng Index (Hong Kong)	3	Oct-17	—@	528	1
IBEX 35 Index (Spain)	7	Oct-17	—@	855	19
MSCI Emerging Market E Mini (United States)	167	Dec-17	8	9,096	(21)
MSCI Singapore Free Index (Singapore)	14	Oct-17	1	371	3
NIKKEI 225 Index (Japan)	18	Dec-17	9	1,628	90
S&P 500 E Mini Index (United States)	26	Dec-17	1	3,271	15
S&P TSE 60 Index (Canada)	8	Dec-17	2	1,178	53
SPI 200 Index (Australia)	6	Dec-17	—@	667	(5)
TOPIX Index (Japan)	21	Dec-17	210	3,126	180
U.S. Treasury 10 yr. Note (United States)	11	Dec-17	1,100	1,378	(4)
U.S. Treasury 10 yr. Ultra Long Bond (United States)	1	Dec-17	100	134	(2)
U.S. Treasury 2 yr. Note (United States)	18	Dec-17	3,600	3,883	(9)
U.S. Treasury 30 yr. Bond (United States)	3	Dec-17	300	458	(8)
U.S. Treasury Ultra Bond (United States)	6	Dec-17	600	991	(18)
Short:
Brent Crude Futures (United Kingdom)	12	Oct-17	(12)	(682)	9
German Euro BTP (Germany)	5	Dec-17	(500)	(798)	2
German Euro Bund (Germany)	20	Dec-17	(2,000)	(3,806)	21
OMXS 30 (Sweden)	30	Oct-17	(3)	(603)	(28)
U.S. Treasury 10 yr. Note (United States)	11	Dec-17	(1,100)	(1,378)	14
U.S. Treasury 10 yr. Ultra Long Bond (United States)	4	Dec-17	(400)	(537)	7
U.S. Treasury 5 yr. Note (United States)	76	Dec-17	(7,600)	(8,930)	70
					$462

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at September 30, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/ Quarterly	6/14/27	KRW	510,000	$(8)	$—	$(8)
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.11	Annual/ Semi-Annual	8/7/22	CZK	6,174	3	—	3
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/ Semi-Annual	8/7/22	53,192		23	—	23
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.06	Annual/ Semi-Annual	8/8/22	14,982		9	—	9
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.07	Annual/ Semi-Annual	8/14/22	14,830		8	—	8
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.07	Annual/ Semi-Annual	8/14/22	14,830		8	—	8
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.06	Annual/ Semi-Annual	8/15/22	14,830		9	—	9
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.09	Annual/ Semi-Annual	8/15/22	30,547		16	—	16
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/ Semi-Annual	8/22/22	7,465		4	—	4
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.10	Annual/ Semi-Annual	8/23/22	14,931		8	—	8
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.10	Annual/ Semi-Annual	8/23/22	14,931		8	—	8
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.10	Annual/ Semi-Annual	8/23/22	14,931		8	—	8
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/ Semi-Annual	8/24/22	14,931		7	—	7
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/ Semi-Annual	8/24/22	6,770		3	—	3
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.45	Semi-Annual/ Quarterly	7/17/25	$1,400		(29)	—@	(29)
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.33	Annual/ Semi-Annual	7/22/26	EUR	357	15	—	15
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.64	Annual/ Semi-Annual	11/24/26	212		2	—	2

Morgan Stanley & Co., LLC*	6 Month EURIBOR	PayReceive	0.73	Semi-Annual/ Semi-Annual	12/9/26	2,602	(3)	—	(3)
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.81	Annual/ Semi-Annual	1/30/27	480	(2)	—	(2)
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.73	Annual/ Semi-Annual	6/23/27	610	8	—	8
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.99	Annual/ Semi-Annual	7/11/27	3,211	(50)	—	(50)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.74	Semi-Annual/ Quarterly	12/21/46	$230	(10)	—	(10)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/ Quarterly	5/23/47	270	3	—	3
						$742,716	$40	$ —@	$40

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at September 30, 2017:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	BNP European Staples Index††	Pay	3 Month USD LIBOR plus 0.15%	Quarterly	7/17/18	$950	$(17)	$—	$(17)
BNP Paribas SA	MSCI World Energy Equipment & Services Index	Pay	3 Month USD LIBOR plus 0.03%	Quarterly	9/6/18	979	(92)	—	(92)
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR minus 0.10%	Quarterly	3/15/18	239	10	—	10
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR minus 0.10%	Quarterly	3/15/18	231	10	—	10
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	3/15/18	910	40	—	40
						$3,309	$(49)	$—	$(49)

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with BNP European Staples Index as of September 30, 2017.

Security Description	Shares	Value (000)	Index Weight
BNP European Staples Index
Anheuser-Busch InBev SA	53,953	$5,465	8.28%
Associated British Foods PLC	25,645	81,885	1.41
Barry Callebaut AG	155	230	0.31
Beiersdorf AG	7,159	652	0.99
British American Tobacco PLC	131,927	616,362	10.59
Carlsberg A/S	7,621	5,251	1.07
Carrefour SA	40,440	691	1.05
Casino Guichard Perrachon SA	3,899	196	0.30
CECONOMY AG	12,540	125	0.19
Chocoladefabriken Lindt & Spruengli AG	7	483	0.64
Chocoladefabriken Lindt & Spruengli AG	72	396	0.52
Coca-Cola European Partners PLC	15,509	550	0.83
Coca-Cola HBC AG	12,855	32,458	0.56
Colruyt SA	4,259	185	0.28
Danone SA	42,055	2,791	4.23
Diageo PLC	179,278	439,769	7.56
Distribuidora Internacional de Alimentac	44,453	219	0.33
Essity AB	42,570	9,433	1.48
Heineken Holding N.V.	7,150	568	0.86
Heineken N.V.	16,374	1,370	2.07
Henkel AG & Co., KGaA	12,691	1,461	2.21
Henkel AG & Co., KGaA	7,356	757	1.15
ICA Gruppen AB	5,683	1,740	0.27
Imperial Brands PLC	68,140	216,959	3.73
J Sainsbury PLC	116,871	27,804	0.48
Jeronimo Martins SGPS SA	17,893	299	0.45
Kerry Group PLC	11,352	923	1.40
Koninklijke Ahold Delhaize N.V.	90,597	1,433	2.17
L’Oreal SA	17,886	3,218	4.87
Marine Harvest ASA	27,132	4,273	0.69
METRO AG	12,540	224	0.34
Nestle SA	96,922	7,860	10.41
Orkla ASA	57,788	4,721	0.76
Pernod Ricard SA	15,089	1,766	2.67
Reckitt Benckiser Group PLC	47,438	323,195	5.55
Remy Cointreau SA	1,589	159	0.24
Swedish Match AB	13,425	3,836	0.60
Tate & Lyle PLC	32,785	21,261	0.37
Tesco PLC	585,678	109,610	1.88
Unilever N.V.	116,010	5,805	8.79
Unilever PLC	91,398	394,749	6.78
Wm Morrison Supermarkets PLC	158,517	37,109	0.64
Total		$2,368,244	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom China Tier 2 Banks Index as of September 30, 2017.

Security Description	Shares	Value (000)	Index Weight
JPM Custom China Tier 2 Banks Index
Bank of Communications Co., Ltd.	230,551	$1,314	12.65%
China CITIC Bank Corp., Ltd.	743,160	3,686	35.48
China Everbright Bank Co., Ltd.	57,105	206	1.99
China Merchants Bank Co., Ltd.	131,691	3,615	34.80
China Minsheng Banking Corp., Ltd.	165,248	1,183	11.39
Chongqing Rural Commercial Bank Co., Ltd.	77,532	384	3.69
		$10,388	100.00%

@		Value is less than $500.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

EURIBOR		Euro Interbank Offered Rate.
KORIBOR		Korea Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
PRIBOR		Prague Interbank Offered Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	42.1%
Fixed Income Securities	42.1
Short-Term Investments	13.5
Other**	2.3
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with an underlying face amount of approximately $49,847,000 with net unrealized appreciation of approximately $462,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $228,000 and does not include open swap agreements with net unrealized depreciation of approximately $9,000.

Morgan Stanley Variable Insurance Fund, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (94.0%)
Aerospace & Defense (4.9%)
TransDigm Group, Inc.	21,870	$5,591

Biotechnology (1.7%)
Alnylam Pharmaceuticals, Inc. (a)	8,583	1,008
Intrexon Corp. (a)(b)	14,038	267
Juno Therapeutics, Inc. (a)	13,945	626
		1,901
Capital Markets (7.5%)
MSCI, Inc.	35,093	4,102
S&P Global, Inc.	29,305	4,581
		8,683
Construction Materials (3.1%)
Martin Marietta Materials, Inc.	8,582	1,770
Vulcan Materials Co.	14,817	1,772
		3,542
Consumer Finance (1.0%)
LendingClub Corp. (a)	193,719	1,180

Electronic Equipment, Instruments & Components (0.6%)
Cognex Corp.	6,749	744

Health Care Equipment & Supplies (4.6%)
DexCom, Inc. (a)	24,729	1,210
Intuitive Surgical, Inc. (a)	3,940	4,121
		5,331
Health Care Technology (11.0%)
athenahealth, Inc. (a)	55,555	6,909
Veeva Systems, Inc., Class A (a)	102,490	5,781
		12,690
Information Technology Services (3.5%)
Gartner, Inc. (a)	32,697	4,068

Internet & Direct Marketing Retail (3.5%)
Expedia, Inc.	28,409	4,089

Internet Software & Services (12.1%)
Angi Homeservices, Inc., Class A (a)	328,438	4,093
Twitter, Inc. (a)	243,931	4,115
Zillow Group, Inc., Class C (a)	141,504	5,690
		13,898
Life Sciences Tools & Services (6.0%)
Illumina, Inc. (a)	34,956	6,963

Machinery (6.7%)
Fortive Corp.	17,108	1,211
Welbilt, Inc. (a)	280,389	6,463
		7,674

Multi-Line Retail (2.8%)
Dollar Tree, Inc. (a)	37,519	3,258

Professional Services (7.1%)
IHS Markit Ltd. (a)	90,071	3,970
Verisk Analytics, Inc. (a)	50,497	4,201
		8,171
Software (15.9%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	34,927	1,228
ServiceNow, Inc. (a)	35,455	4,167
Snap, Inc., Class A (a)(b)	22,311	324
Splunk, Inc. (a)	60,781	4,038
Take-Two Interactive Software, Inc. (a)	43,516	4,448
Workday, Inc., Class A (a)	38,967	4,107
		18,312
Specialty Retail (1.1%)
L Brands, Inc.	29,496	1,227

Textiles, Apparel & Luxury Goods (0.9%)
Under Armour, Inc., Class C (a)(b)	72,648	1,091
Total Common Stocks (Cost $85,592)		108,413

Preferred Stocks (3.7%)
Internet & Direct Marketing Retail (3.1%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost - $1,370; acquired 4/16/14)	33,636	3,530

Software (0.6%)
Palantir Technologies, Inc. Series G (a)(c)(d)(e) (acquisition cost - $455; acquired 7/19/12)	148,616	505
Palantir Technologies, Inc. Series H (a)(c)(d)(e) (acquisition cost - $102; acquired 10/25/13)	29,092	99
Palantir Technologies, Inc. Series H1 (a)(c)(d)(e) (acquisition cost - $102; acquired 10/25/13)	29,092	99
		703
Total Preferred Stocks (Cost $2,029)		4,233

Short-Term Investments (7.9%)
Securities held as Collateral on Loaned Securities (5.1%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	4,937,133	4,937

	Face Amount (000)	Value (000)
Repurchase Agreement (0.9%)
Merrill Lynch & Co., Inc., (1.07%, dated 9/29/17, due 10/2/17; proceeds $1,019; fully collateralized by a U.S. Government agency security; 4.00% due 4/20/47; valued at $1,039)	$1,019	1,019
Total Securities held as Collateral on Loaned Securities (Cost $5,956)		5,956

	Shares	Value (000)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $3,192)	3,192,450	3,192
Total Short-Term Investments (Cost $9,148)		9,148
Total Investments Excluding Purchased Options (105.6%) (Cost $96,769)		121,794
Total Purchased Options Outstanding (0.0%) (Cost $173)		49
Total Investments (105.6%) (Cost $96,942) Including $5,775 of Securities Loaned (g)(h)		121,843
Liabilities in Excess of Other Assets (-5.6%)		(6,475)
Net Assets (100.0%)		$115,368

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2017 were approximately $5,775,000 and $6,077,000, respectively. The Fund received cash collateral of approximately $5,993,000, of which approximately $5,956,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2017, there was uninvested cash collateral of approximately $37,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $84,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security has been deemed illiquid at September 30, 2017.
(d)

At September 30, 2017, the Fund held fair valued securities valued at approximately $4,233,000, representing 3.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2017, amounts to approximately $4,233,000 and represents 3.7% of net assets.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $5,000 relating to the Fund’s investment in the Liquidity Funds.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(h)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $29,725,000 and the aggregate gross unrealized depreciation is approximately $4,824,000, resulting in net unrealized appreciation of approximately $24,901,000.

Put Options Purchased:

The Fund had the following put options purchased open at September 30, 2017:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	21,548,465	21,548	$49	$114	$(65)
Royal Bank of Scotland	USD/CNY	CNY	7.40	Nov-17	17,375,246	17,375	—@	59	(59)
							$49	$173	$(124)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	26.9%
Software	16.4
Internet Software & Services	12.0
Health Care Technology	11.0
Capital Markets	7.5
Professional Services	7.0
Machinery	6.6
Internet & Direct Marketing Retail	6.6
Life Sciences Tools & Services	6.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2017.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (98.8%)
Apartments (12.3%)
Apartment Investment & Management Co., Class A REIT	50,448	$2,213
AvalonBay Communities, Inc. REIT	63,702	11,366
Camden Property Trust REIT	133,145	12,176
Education Realty Trust, Inc. REIT	71,890	2,583
Equity Residential REIT	331,614	21,863
Essex Property Trust, Inc. REIT	31,942	8,114
UDR, Inc. REIT	107,616	4,093
		62,408
Commercial Financing (0.9%)
Blackstone Mortgage Trust, Inc., Class A REIT	83,190	2,581
Starwood Property Trust, Inc. REIT	100,930	2,192
		4,773
Data Centers (3.1%)
Digital Realty Trust, Inc. REIT	60,330	7,139
QTS Realty Trust, Inc., Class A REIT	169,430	8,871
		16,010
Diversified (7.5%)
JBG SMITH Properties REIT (a)	174,625	5,974
VEREIT, Inc. REIT	610,560	5,061
Vornado Realty Trust REIT	349,241	26,850
		37,885
Free Standing (0.6%)
National Retail Properties, Inc. REIT	58,594	2,441
Spirit Realty Capital, Inc. REIT	82,310	705
		3,146
Health Care (7.4%)
HCP, Inc. REIT	80,866	2,250
Healthcare Realty Trust, Inc. REIT	304,538	9,849
Healthcare Trust of America, Inc., Class A REIT	158,142	4,712
Ventas, Inc. REIT	157,879	10,283
Welltower, Inc. REIT	152,005	10,683
		37,777
Industrial (6.2%)
DCT Industrial Trust, Inc. REIT	113,450	6,571
Duke Realty Corp. REIT	88,879	2,561
Liberty Property Trust REIT	104,842	4,305
Prologis, Inc. REIT	221,888	14,081
Rexford Industrial Realty, Inc. REIT	131,852	3,774
		31,292
Lodging/Resorts (7.8%)
Chesapeake Lodging Trust REIT	211,087	5,693
Hilton Worldwide Holdings, Inc.	76,855	5,337
Host Hotels & Resorts, Inc. REIT	535,418	9,900
LaSalle Hotel Properties REIT	510,498	14,815

RLJ Lodging Trust REIT	183,460	4,036
		39,781
Manufactured Homes (0.7%)
Equity Lifestyle Properties, Inc. REIT	40,170	3,418

Office (16.7%)
Alexandria Real Estate Equities, Inc. REIT	31,493	3,747
Boston Properties, Inc. REIT	248,592	30,547
BRCP REIT II, LP (a)(b)(c)(d)	7,155,500	1,624
Columbia Property Trust, Inc. REIT	108,428	2,361
Cousins Properties, Inc. REIT	361,655	3,378
Douglas Emmett, Inc. REIT	56,022	2,208
Hudson Pacific Properties, Inc. REIT	165,441	5,547
Kilroy Realty Corp. REIT	109,420	7,782
Mack-Cali Realty Corp. REIT	372,852	8,840
Paramount Group, Inc. REIT	614,228	9,828
SL Green Realty Corp. REIT	85,771	8,690
		84,552
Regional Malls (21.6%)
CBL & Associates Properties, Inc. REIT	19,394	163
GGP, Inc. REIT	1,349,027	28,019
Macerich Co. (The) REIT	211,346	11,618
Pennsylvania Real Estate Investment Trust REIT	142,873	1,499
Simon Property Group, Inc. REIT	397,232	63,958
Taubman Centers, Inc. REIT	83,890	4,169
Washington Prime Group, Inc. REIT	23,480	196
		109,622
Self Storage (7.5%)
CubeSmart REIT	79,896	2,074
Life Storage, Inc. REIT	76,171	6,231
Public Storage REIT	138,341	29,604
		37,909
Shopping Centers (4.6%)
Brixmor Property Group, Inc. REIT	180,340	3,390
DDR Corp. REIT	84,550	775
Federal Realty Investment Trust REIT	19,978	2,482
Regency Centers Corp. REIT	225,313	13,978
Tanger Factory Outlet Centers, Inc. REIT	107,524	2,626
		23,251
Single Family Homes (1.3%)
American Homes 4 Rent, Class A REIT	156,871	3,406
Invitation Homes, Inc. REIT	6,510	147
Starwood Waypoint Homes REIT	80,612	2,932
		6,485
Specialty (0.6%)
Gaming and Leisure Properties, Inc. REIT	90,302	3,331
Total Common Stocks (Cost $380,303)		501,640

Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $5,631)	5,630,624	5,631
Total Investments (99.9%) (Cost $385,934) (f)(g)		507,271
Other Assets in Excess of Liabilities (0.1%)		347
Net Assets (100.0%)		$507,618

(a)	Non-income producing security.
(b)

At September 30, 2017, the Fund held a fair valued security valued at approximately $1,624,000, representing 0.3% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(c)	Security has been deemed illiquid at September 30, 2017.
(d)

Restricted security valued at fair value and not registered under the Securities Act of 1933, BRCP REIT II, LP was acquired between 1/07 - 4/11 and has a current cost basis of approximately $3,268,000. At September 30, 2017, this security had a market value of approximately $1,624,000 representing 0.3% of net assets.

(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $13,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(g)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $129,055,000 and the aggregate gross unrealized depreciation is approximately $7,718,000, resulting in net unrealized appreciation of approximately $121,337,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Regional Malls	21.6%
Office	16.7
Apartments	12.3
Lodging/Resorts	7.8
Self Storage	7.5
Diversified	7.5
Health Care	7.4
Industrial	6.2
Other*	13.0
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (92.0%)
Aerospace & Defense (7.1%)
TransDigm Group, Inc.	32,132	$8,214
United Technologies Corp.	74,937	8,699
		16,913
Biotechnology (1.5%)
Alnylam Pharmaceuticals, Inc. (a)	16,586	1,949
Intrexon Corp. (a)(b)	24,172	459
Juno Therapeutics, Inc. (a)	28,414	1,275
		3,683
Capital Markets (3.7%)
S&P Global, Inc.	56,546	8,839

Construction Materials (3.0%)
Martin Marietta Materials, Inc.	17,357	3,579
Vulcan Materials Co.	29,981	3,586
		7,165
Diversified Financial Services (3.6%)
Berkshire Hathaway, Inc., Class B (a)	47,368	8,684

Health Care Equipment & Supplies (4.5%)
DexCom, Inc. (a)	51,449	2,517
Intuitive Surgical, Inc. (a)	7,954	8,319
		10,836
Health Care Technology (6.9%)
athenahealth, Inc. (a)	63,378	7,882
Veeva Systems, Inc., Class A (a)	151,882	8,567
		16,449
Hotels, Restaurants & Leisure (4.8%)
Starbucks Corp.	213,548	11,470

Information Technology Services (2.5%)
Mastercard, Inc., Class A	42,291	5,972

Internet & Direct Marketing Retail (10.0%)
Amazon.com, Inc. (a)	18,848	18,119
Priceline Group, Inc. (The) (a)	3,163	5,791
		23,910
Internet Software & Services (16.9%)
Alibaba Group Holding Ltd. ADR (China) (a)	13,474	2,327
Alphabet, Inc., Class C (a)	15,192	14,571
Facebook, Inc., Class A (a)	84,447	14,430
Tencent Holdings Ltd. (China) (c)	54,900	2,363
Twitter, Inc. (a)	250,047	4,218
Zillow Group, Inc., Class C (a)	62,303	2,505
		40,414
Life Sciences Tools & Services (4.8%)
Illumina, Inc. (a)	57,552	11,464

Road & Rail (2.5%)
Union Pacific Corp.	51,740	6,000

Semiconductors & Semiconductor Equipment (1.0%)
NVIDIA Corp.	13,409	2,397

Software (15.7%)
Activision Blizzard, Inc.	128,119	8,265
salesforce.com, Inc. (a)	125,346	11,710
ServiceNow, Inc. (a)	72,185	8,484
Snap, Inc., Class A (a)(b)	42,469	617
Workday, Inc., Class A (a)	79,335	8,361
		37,437
Textiles, Apparel & Luxury Goods (3.5%)
LVMH Moet Hennessy Louis Vuitton SE (France)	30,203	8,333
Total Common Stocks (Cost $148,697)		219,966

Preferred Stocks (3.1%)
Electronic Equipment, Instruments & Components (0.5%)
Magic Leap Series C (a)(d)(e)(f) (acquisition cost - $1,089; acquired 12/22/15)	47,281	1,213

Internet & Direct Marketing Retail (2.5%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost - $1,335; acquired 4/16/14)	32,784	3,440
Uber Technologies Series G (a)(d)(e)(f) (acquisition cost - $3,117; acquired 12/3/15)	63,916	2,573
		6,013
Internet Software & Services (0.1%)
Dropbox, Inc. Series C (a)(d)(e)(f) (acquisition cost - $485; acquired 1/30/14)	25,401	220
Total Preferred Stocks (Cost $6,026)		7,446

Short-Term Investments (5.9%)
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	899,371	899

	Face Amount (000)	Value (000)
Repurchase Agreement (0.1%)
Merrill Lynch & Co., Inc., (1.07%, dated 9/29/17, due 10/2/17; proceeds $186; fully collateralized by a U.S. Government agency security; 4.00% due 4/20/47; valued at $189)	$186	186
Total Securities held as Collateral on Loaned Securities (Cost $1,085)		1,085

	Shares	Value (000)
Investment Company (5.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $13,090)	13,089,650	13,090
Total Short-Term Investments (Cost $14,175)		14,175
Total Investments Excluding Purchased Options (101.0%) (Cost $168,898)		241,587
Total Purchased Options Outstanding (0.0%) (Cost $345)		99
Total Investments (101.0%) (Cost $169,243) Including $1,077 of Securities Loaned (h)(i)		241,686
Liabilities in Excess of Other Assets (-1.0%)		(2,508)
Net Assets (100.0%)		$239,178

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2017 were approximately $1,077,000 and $1,092,000, respectively. The Fund received cash collateral of approximately $1,092,000, of which approximately $1,085,000 subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2017, there was uninvested cash collateral of approximately $7,000, which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)

At September 30, 2017, the Fund held fair valued securities valued at approximately $7,446,000, representing 3.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(e)	Security has been deemed illiquid at September 30, 2017.
(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2017, amounts to approximately $7,446,000 and represents 3.1% of net assets.

(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $12,000 relating to the Fund’s investment in the Liquidity Funds.

(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(i)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $81,905,000 and the aggregate gross unrealized depreciation is approximately $9,462,000, resulting in net unrealized appreciation of approximately $72,443,000.

ADR	American Depositary Receipt.

Put Options Purchased:

The Fund had the following put options purchased open at September 30, 2017:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	43,894,205	43,894	$99	$232	$(133)
Royal Bank of Scotland	USD/CNY	CNY	7.40	Nov-17	33,569,185	33,569	—@	113	(113)
							$99	$345	$(246)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	35.8%
Internet Software & Services	16.9
Software	15.6
Internet & Direct Marketing Retail	12.4
Aerospace & Defense	7.0
Health Care Technology	6.8
Short-Term Investment	5.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2017.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2017 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser has formed a Valuation

Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$603	$—		$603
Agency Fixed Rate Mortgages	—	36,724	—		36,724
Asset-Backed Securities	—	17,206	—		17,206
Collateralized Mortgage Obligations - Agency Collateral Series	—	3,930	—		3,930
Commercial Mortgage-Backed Securities	—	16,482	—		16,482
Corporate Bonds	—	69,118	—	†	69,118 †
Mortgages - Other	—	14,877	—		14,877
Municipal Bonds	—	1,920	—		1,920
Sovereign	—	13,288	—		13,288
U.S. Treasury Securities	—	4,788	—		4,788
Total Fixed Income Securities	—	178,936	—	†	178,936 †
Short-Term Investments
Investment Company	25,446	—	—		25,446
U.S. Treasury Security	—	697	—		697
Total Short-Term Investments	25,446	697	—		26,143
Foreign Currency Forward Exchange Contracts	—	180	—		180
Futures Contracts	121	—	—		121
Interest Rate Swap Agreement	—	27	—		27
Total Assets	25,567	179,840	—	†	205,407 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(90)	—		(90)
Futures Contracts	(396)	—	—		(396)
Credit Default Swap Agreements	—	(207)	—		(207)
Interest Rate Swap Agreements	—	(76)	—		(76)
Total Liabilities	(396)	(373)	—		(769)
Total	$25,171	$179,467	$—	†	$204,638 †

†            Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Core Plus Fixed Income	Corporate Bond (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2017	$—

†                                Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$27,405	$—	$27,405
Sovereign	—	200,844	—	200,844
Total Fixed Income Securities	—	228,249	—	228,249
Warrants	—	74	—	74
Short-Term Investments
Investment Company	17,759	—	—	17,759
Repurchase Agreement	—	1,129	—	1,129
Sovereign	—	2,538	—	2,538
Total Short-Term Investments	17,759	3,667	—	21,426
Total Assets	17,759	231,990	—	249,749
Liabilities:
Foreign Currency Forward Exchange Contract	—	(97)	—	(97)
Total	$17,759	$231,893	$—	$249,652

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Equity
Assets:
Common Stocks
Aerospace & Defense	$1,739	$—	$—	$1,739
Airlines	2,107	—	—	2,107
Auto Components	1,680	—	—	1,680
Automobiles	7,755	—	—	7,755
Banks	77,300	—	—	77,300
Beverages	3,530	—	—	3,530
Biotechnology	1,756	—	—	1,756
Capital Markets	2,828	—	—	2,828
Commercial Services & Supplies	1	—	—	1
Construction & Engineering	1,374	—	—	1,374
Construction Materials	9,250	—	—	9,250
Diversified Consumer Services	4,139	—	—	4,139
Diversified Financial Services	303	—	—	303
Diversified Telecommunication Services	4,160	—	—	4,160
Electric Utilities	1,963	—	—	1,963
Electronic Equipment, Instruments & Components	7,306	—	—	7,306
Food & Staples Retailing	7,037	—	—	7,037
Food Products	7,216	—	—	7,216
Health Care Providers & Services	2,935	—	—	2,935
Hotels, Restaurants & Leisure	4,348	—	—	4,348
Household Durables	6,343	—	—	6,343
Household Products	2,278	—	—	2,278
Industrial Conglomerates	7,108	—	—	7,108
Insurance	8,670	—	—	8,670
Internet & Direct Marketing Retail	2,695	—	—	2,695
Internet Software & Services	41,620	—	—	41,620
Machinery	3,678	—	—	3,678
Media	4,848	—	—	4,848
Metals & Mining	2,576	—	—	2,576
Multi-Line Retail	6,856	—	—	6,856
Oil, Gas & Consumable Fuels	12,169	—	—	12,169
Paper & Forest Products	391	—	—	391
Personal Products	3,590	—	—	3,590
Pharmaceuticals	2,957	—	—	2,957
Professional Services	1,686	—	—	1,686
Real Estate Management & Development	4,395	—	—	4,395
Semiconductors & Semiconductor Equipment	13,062	—	—	13,062
Tech Hardware, Storage & Peripherals	13,322	—	—	13,322
Textiles, Apparel & Luxury Goods	13,635	—	—	13,635
Thrifts & Mortgage Finance	3,528	—	—	3,528
Transportation Infrastructure	1,809	—	—	1,809
Wireless Telecommunication Services	3,993	—	—	3,993
Total Common Stocks	309,936	—	—	309,936
Short-Term Investments
Investment Company	7,377	—	—	7,377
Total Assets	$317,313	$—	$—	$317,313

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$3,215	$—	$—	$3,215
Capital Markets	447	—	—	447
Chemicals	324	—	—	324
Food Products	425	—	—	425
Health Care Equipment & Supplies	390	—	—	390
Household Products	2,766	—	—	2,766
Information Technology Services	5,503	—	—	5,503
Media	3,221	—	—	3,221
Personal Products	5,393	—	—	5,393
Pharmaceuticals	1,449	—	—	1,449
Professional Services	2,183	—	—	2,183
Software	5,223	—	—	5,223
Textiles, Apparel & Luxury Goods	1,118	—	—	1,118
Tobacco	5,639	—	—	5,639
Total Common Stocks	37,296	—	—	37,296
Short-Term Investment
Investment Company	448	—	—	448
Total Assets	$37,744	$—	$—	$37,744

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$2,786	$—	$—	$2,786
Communications	9,599	—	—	9,599
Diversified	8,503	—	—	8,503
Electricity Transmission & Distribution	13,289	—	—	13,289
Oil & Gas Storage & Transportation	24,299	—	—	24,299
Railroads	3,574	—	—	3,574
Renewables	9,129	—	—	9,129
Toll Roads	13,957	—	—	13,957
Water	5,057	—	—	5,057
Total Common Stocks	90,193	—	—	90,193
Short-Term Investment
Investment Company	6,138	—	—	6,138
Total Assets	$96,331	$—	$—	$96,331

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$24,423	$—	$—	$24,423
Health Care	3,216	—	—	3,216
Industrial	3,712	—	—	3,712
Industrial/Office Mixed	448	—	—	448
Lodging/Resorts	3,381	—	—	3,381
Office	12,547	—	—	12,547
Residential	9,201	—	104	9,305
Retail	20,368	—	—	20,368
Self Storage	3,600	—	—	3,600
Total Common Stocks	80,896	—	104	81,000
Right	—	4	—	4
Short-Term Investment
Investment Company	607	—	—	607
Total Assets	$81,503	$4	$104	$81,611

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Real Estate	Common Stock (000)
Beginning Balance	$189
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(85)
Realized gains (losses)	—
Ending Balance	$104

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2017	$(85)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2017.

Global Real Estate	Fair Value at September 30, 2017 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Residential
Common Stock	$104	Market Transaction Method	Transaction Valuation	$0.02	$0.02	$0.02	Increase
			Discount for Lack of Marketability	50.0%	50.0%	50.0%	Decrease

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$79	$—		$79
Agency Fixed Rate Mortgages	—	3,406	—		3,406
Asset-Backed Securities	—	124	—		124
Commercial Mortgage-Backed Securities	—	1,541	—		1,541
Corporate Bonds	—	14,824	—		14,824
Mortgages - Other	—	548	—		548
Sovereign	—	28,870	—		28,870
U.S. Treasury Securities	—	3,873	—		3,873
Total Fixed Income Securities	—	53,265	—		53,265
Common Stocks
Aerospace & Defense	837	—	—		837
Air Freight & Logistics	347	—	—		347
Airlines	16	—	—		16
Auto Components	276	—	—		276
Automobiles	1,217	—	—		1,217
Banks	8,447	—	—		8,447
Beverages	621	—	—		621
Biotechnology	921	—	—		921
Building Products	601	—	—		601
Capital Markets	1,500	—	—		1,500
Chemicals	884	—	—		884
Commercial Services & Supplies	282	—	—		282
Communications Equipment	378	—	—		378
Construction & Engineering	1,307	—	—		1,307
Construction Materials	189	—	—		189
Consumer Finance	1,792	—	—		1,792
Containers & Packaging	51	—	—		51
Diversified Financial Services	378	—	—		378
Diversified Telecommunication Services	694	306	—		1,000
Electric Utilities	522	—	—		522
Electrical Equipment	392	—	—		392
Electronic Equipment, Instruments & Components	477	—	—		477
Energy Equipment & Services	580	—	—	†	580 †
Equity Real Estate Investment Trusts (REITs)	583	—	—		583
Food & Staples Retailing	1,120	—	—		1,120
Food Products	669	—	—		669
Gas Utilities	63	—	—		63
Health Care Equipment & Supplies	864	—	—		864
Health Care Providers & Services	781	—	—		781
Health Care Technology	28	—	—		28
Hotels, Restaurants & Leisure	977	—	—		977
Household Durables	226	—	—		226
Household Products	843	—	—		843
Independent Power and Renewable Electricity Producers	11	—	—		11
Industrial Conglomerates	824	—	—		824
Information Technology Services	2,027	—	—		2,027
Insurance	1,096	—	—		1,096
Internet & Direct Marketing Retail	564	—	—		564
Internet Software & Services	1,139	—	—		1,139
Life Sciences Tools & Services	125	—	—		125
Machinery	935	—	—		935
Marine	79	—	—		79
Media	1,081	—	—		1,081
Metals & Mining	1,453	—	—		1,453
Multi-Line Retail	112	—	—		112
Multi-Utilities	295	—	—		295
Oil, Gas & Consumable Fuels	2,695	—	—		2,695
Paper & Forest Products	49	—	—		49
Personal Products	347	—	—		347
Pharmaceuticals	2,687	—	—		2,687
Professional Services	1,094	—	—		1,094
Real Estate Management & Development	321	—	—		321
Road & Rail	902	—	—		902
Semiconductors & Semiconductor Equipment	754	—	—@		754
Software	1,036	—	—		1,036
Specialty Retail	763	—	—		763
Tech Hardware, Storage & Peripherals	1,143	—	—		1,143
Textiles, Apparel & Luxury Goods	438	—	—		438
Thrifts & Mortgage Finance	6	—	—		6
Tobacco	731	—	—		731
Trading Companies & Distributors	353	—	—		353
Transportation Infrastructure	687	—	—		687
Water Utilities	25	—	—		25
Wireless Telecommunication Services	410	—	—		410
Total Common Stocks	53,045	306	—@	†	53,351 †
Investment Company	2,878	—	—		2,878
Short-Term Investments
Investment Company	16,404	—	—		16,404
U.S. Treasury Security	—	745	—		745
Total Short-Term Investments	16,404	745	—		17,149
Foreign Currency Forward Exchange Contracts	—	1,014	—		1,014
Futures Contracts	565	—	—		565
Interest Rate Swap Agreements	—	142	—		142
Total Return Swap Agreements	—	60	—		60
Total Assets	72,892	55,532	—@	†	128,424 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(786)	—		(786)
Futures Contracts	(103)	—	—		(103)
Interest Rate Swap Agreements	—	(102)	—		(102)
Total Return Swap Agreements	—	(109)	—		(109)
Total Liabilities	(103)	(997)	—		(1,100)
Total	$72,789	$54,535	$ —@	†	$127,324 †

@	Value is less than $500.
†	Includes one or more securities which are valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Strategist	Common Stocks (000)
Beginning Balance	$ —@	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—	†
Transfers out	—
Corporate actions	(51)
Change in unrealized appreciation (depreciation)	51
Realized gains (losses)	—
Ending Balance	$ —@	†

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2017	$ (—@	)

@                        Value is less than $500.

†                             Includes one or more securities which are valued at zero.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$5,591	$—	$—	$5,591
Biotechnology	1,901	—	—	1,901
Capital Markets	8,683	—	—	8,683
Construction Materials	3,542	—	—	3,542
Consumer Finance	1,180	—	—	1,180
Electronic Equipment, Instruments & Components	744	—	—	744
Health Care Equipment & Supplies	5,331	—	—	5,331
Health Care Technology	12,690	—	—	12,690
Information Technology Services	4,068	—	—	4,068
Internet & Direct Marketing Retail	4,089	—	—	4,089
Internet Software & Services	13,898	—	—	13,898
Life Sciences Tools & Services	6,963	—	—	6,963
Machinery	7,674	—	—	7,674
Multi-Line Retail	3,258	—	—	3,258
Professional Services	8,171	—	—	8,171
Software	18,312	—	—	18,312
Specialty Retail	1,227	—	—	1,227
Textiles, Apparel & Luxury Goods	1,091	—	—	1,091
Total Common Stocks	108,413	—	—	108,413
Preferred Stocks	—	—	4,233	4,233
Short-Term Investments
Investment Company	8,129	—	—	8,129
Repurchase Agreement	—	1,019	—	1,019
Total Short-Term Investments	8,129	1,019	—	9,148
Put Options Purchased	—	49	—	49
Total Assets	$116,542	$1,068	$4,233	$121,843

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Mid Cap Growth	Common Stock (000)	Preferred Stocks (000)	Convertible Preferred Stock (000)
Beginning Balance	$1,341	$5,220	$129
Purchases	—	—	—
Sales	(1,274)	(1,034)	(119)
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	40	(602)	4
Realized gains (losses)	(107)	649	(14)
Ending Balance	$—	$4,233	$—

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2017
	$—	$(139)	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Mid Cap Growth	Fair Value at September 30, 2017 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input

Internet & Direct Marketing Retail
Preferred Stock	$3,530	Discounted Cash Flow	Weighted Average Cost of Capital	15.5%		17.5%		16.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.7	x	15.4	x	10.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Software
Preferred Stock	$703	Discounted Cash Flow	Weighted Average Cost of Capital	15.5%		17.5%		16.5%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.6	x	13.0	x	9.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$62,408	$—	$—	$62,408
Commercial Financing	4,773	—	—	4,773
Data Centers	16,010	—	—	16,010
Diversified	37,885	—	—	37,885
Free Standing	3,146	—	—	3,146
Health Care	37,777	—	—	37,777
Industrial	31,292	—	—	31,292
Lodging/Resorts	39,781	—	—	39,781
Manufactured Homes	3,418	—	—	3,418
Office	82,928	—	1,624	84,552
Regional Malls	109,622	—	—	109,622
Self Storage	37,909	—	—	37,909
Shopping Centers	23,251	—	—	23,251
Single Family Homes	6,485	—	—	6,485
Specialty	3,331	—	—	3,331
Total Common Stocks	500,016	—	1,624	501,640
Short-Term Investment
Investment Company	5,631	—	—	5,631
Total Assets	$505,647	$—	$1,624	$507,271

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

U.S. Real Estate	Common Stocks (000)
Beginning Balance	$10,345
Purchases	—
Sales	(6,566)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(1,458)
Change in unrealized appreciation (depreciation)	(1,495)
Realized gains (losses)	798
Ending Balance	$1,624

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2017	$(131)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at	Valuation	Unobservable
U.S. Real Estate	September 30, 2017 (000)	Technique	Input
Office
Common Stock	$1,624	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Aerospace & Defense	$16,913	$—	$—	$16,913
Biotechnology	3,683	—	—	3,683
Capital Markets	8,839	—	—	8,839
Construction Materials	7,165	—	—	7,165
Diversified Financial Services	8,684	—	—	8,684
Health Care Equipment & Supplies	10,836	—	—	10,836
Health Care Technology	16,449	—	—	16,449
Hotels, Restaurants & Leisure	11,470	—	—	11,470
Information Technology Services	5,972	—	—	5,972
Internet & Direct Marketing Retail	23,910	—	—	23,910
Internet Software & Services	40,414	—	—	40,414
Life Sciences Tools & Services	11,464	—	—	11,464
Road & Rail	6,000	—	—	6,000
Semiconductors & Semiconductor Equipment	2,397	—	—	2,397
Software	37,437	—	—	37,437
Textiles, Apparel & Luxury Goods	8,333	—	—	8,333
Total Common Stocks	219,966	—	—	219,966
Preferred Stocks	—	—	7,446	7,446
Short-Term Investments
Investment Company	13,989	—	—	13,989
Repurchase Agreement	—	186	—	186
Total Short-Term Investments	13,989	186	—	14,175
Put Options Purchased	—	99	—	99
Total Assets	$233,955	$285	$7,446	$241,686

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Growth	Preferred Stocks (000)
Beginning Balance	$7,844
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(398)
Realized gains (losses)	—
Ending Balance	$7,446

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2017	$(398)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Growth	Fair Value at September 30, 2017 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input
Electronic Equipment, Instuments & Components
Preferred Stock	$1,213	Market Transaction Method	Pending Private Placement	$25.65		$25.65		$25.65		Increase

Internet & Direct Marketing Retail
Preferred Stocks	$3,440	Discounted Cash Flow	Weighted Average Cost of Capital	15.5%		17.5%		16.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.7	x	15.4	x	10.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

	$2,573	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.0	x	8.7	x	5.4	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Internet Software & Services
Preferred Stock	$220	Market Transaction Method	Precedent Transactions	$8.15		$9.05		$8.65		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.5	x	8.9	x	4.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Company recognizes transfers between the levels as of the end of the period.  As of September 30, 2017, a security held in Global Strategist valued at zero transferred from Level 1 to Level 3. The security that was valued using unadjusted quoted prices at September 30, 2016 was valued using significant unobservable inputs at September 30, 2017. As of September 30, 2017, the Company did not have any investments transfer between Level 1 and Level 2.

Item 2.  Controls and Procedures.

(a) The Company’s principal executive officer and principal financial officer have concluded that the Company’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Company’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Company’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Insurance Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 16, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 16, 2017